UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02064
PAX WORLD FUNDS SERIES TRUST I

(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400, Portsmouth, NH	03801

(Address of principal executive offices)	(Zip code)
Pax World Management LLC
30 Penhallow Street, Suite 400, Portsmouth, NH 03801
Attn.: Joseph Keefe

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-767-1729
Date of fiscal year end: December 31
Date of reporting period: 06/30/10
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Annual Report to Shareholders

June 30, 2010

Semi-Annual Report

ESG Managers™ Aggressive Growth Portfolio

ESG Managers™ Growth Portfolio

ESG Managers™ Moderate Portfolio

ESG Managers™ Conservative Portfolio

ESG MANAGERS™ PORTFOLIOS

PAX
Pax World Management LLC

ESG Managers TM Aggressive Growth Portfolio ESG Managers TM Growth Portfolio ESG Managers TM Moderate Portfolio ESG Managers TM Conservative Portfolio Pax World Management LLC is the investment adviser to ESG Managers TM Portfolios

For More Information
General Fund Information
877.374.7678
Shareholder Account Information
888.374.8920
Account Inquiries
ESG Managers Portfolios
P.O. Box 9824
Providence, RI 02940-8024
Investment Adviser
Pax World Management LLC
30 Penhallow Street, Suite 400
Portsmouth, NH 03801
Transfer and
Dividend Disbursing Agent
BNY Mellon Asset Servicing
P.O. Box 9824
Providence, RI 02940-8024
Custodian
State Street Bank
and Trust Company
225 Franklin Street
Boston, MA 02110

Letter to Shareholders
by Joseph Keefe, President & CEO
Dear fellow shareholders,
As I write in late July, 2010, financial markets continue to perplex and frustrate most observers. All was going reasonably well until May 6, when the Dow Jones Industrial Average (DJIA) fell over 1,000 points in mid-day trading. Although some ascribed the sudden fall to a “fat finger” mistake by a careless trader, and the index went on to recover more than half of the loss by the day’s close, financial markets have been in a funk ever since. In May and June, the S&P 500 Index fell by 12.80%, and the market continues to be volatile, and seemingly directionless.
Equities in particular have taken a tumble, as investors stay on the sidelines or retreat to the relative safety of bonds. And, of course, high unemployment continues to be a huge drag on the economy, not to mention a terrible burden for those people who find themselves out of work. Yet, it has been reported that American corporations are sitting on record amounts of cash. With strong balance sheets and corporate budget season approaching, perhaps we will begin to see some of that cash deployed as we enter 2011, which could give the economy a much-needed lift. We shall have to wait and see.
In the meantime, I would say that our portfolio managers and investment team are cautiously optimistic about the near term. Clearly, we are still in a bear market of sorts, but there are positive signs on the horizon.
We remain convinced, as well, that a Sustainable Investing approach is the right one for today’s markets: focusing on the long term and investing in companies with more sustainable business models. In the wake of a serious financial crisis and recession set in motion by excessive risk taking and leverage by some of our nation’s largest financial institutions, there is an urgent need for economic and investment strategies that are focused on long-term value creation rather than short-term profits derived from speculative bubbles and financial engineering. Investors need financial strategies that are sustainable in the true sense of the term—the creation of durable, enduring value. At Pax World, we are committed to delivering such strategies to investors in our ESG ManagersTM Portfolios.

It also seems clear that, over the next few decades, market capitalism will need to undergo a Sustainability Revolution equal in significance to the Industrial Revolution that ushered in the modern period. In order for this to happen, corporate behavior, market behavior and investor behavior will need to change. In each case, they will need to become more sustainable—which means, among other things, to behave in a way that is more focused on the long term. Moreover, the transition from an industrial age economy powered by coal and oil to a sustainable economy powered by clean energy and new technologies will unleash a new era of economic and investment opportunities. Sustainable investing, in our view, is not only a strategy to hasten this historic transformation, but also to harvest the investment returns associated with it.
So, what we are trying to do at Pax World—in the ESG ManagersTM Portfolios as well as in our other funds—is to fashion investment strategies that are both post-Financial Crisis and post-Sustainability Crisis: sound, long-term investment strategies for long-term investors.
We also continue to offer new products and services for investors. This includes, of course, the ESG ManagersTM Portfolios, a family of asset allocation funds with strategic allocation, manager selection and portfolio construction performed by Morningstar Associates. In May, we also launched the North American Sustainability Index ETF (NASI), the first of three exchange traded funds (ETFs) we plan to launch in a series called ESG Shares®, the first family of ETFs devoted exclusively to a Sustainable Investing approach.
Finally, you will note from Julie Gorte’s report herein that we have been active on the shareholder advocacy and public policy fronts as well, working on issues ranging from promoting gender equality on corporate boards to “say on pay” resolutions to weighing in on financial regulatory reform.
We have been very active over the first six months of 2010. We have encountered some short-term turbulence in the markets, to be sure, but we remain convinced that a Sustainable Investing approach—one that integrates environmental, social and governance (ESG) factors into investment analysis and decision making—will best serve our shareholders over the long term while also best serving society and the planet.

As always, please let us know if there is anything we can do to better serve you.
Sincerely,
Joseph F. Keefe
President and CEO
ESG Shares are new and have limited operating history. You should consider ESG Shares’ investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus by calling 888.729.3863. Please read it carefully before investing.

The Sleeve Subadvisers
The ESG ManagersTM Portfolios use multiple managers (“Sleeve Subadvisers”) to seek to achieve their investment objectives, and each Sleeve Subadviser seeks to invest the assets of its sleeve(s) in securities consistent with its investment style (e.g., large cap growth, small cap value, intermediate term bond) and within the parameters established by Morningstar Associates, LLC for the Funds. The Sleeve Subadvisers include experienced managers of mutual funds and separately managed accounts that also follow environmental, social and governance (ESG) criteria. These funds or separate accounts serve as models upon which Morningstar Associates, LLC has designed the sleeves’ investment parameters. The chart below lists these strategies.

Sleeve Subadviser	Strategy

Access Capital Strategies	Investment Grade Fixed Income
Ariel Investments, LLC	Small/Mid Cap Value
ClearBridge Advisors, LLC	Large Cap Value
Community Capital Management, Inc.	Investment Grade Fixed Income
Miller/Howard Investments, Inc.	Equity Income
MMA Capital Management	Investment Grade Fixed Income
Neuberger Berman Management, LLC	Large Cap Blend
Parnassus Investments	Equity Income
Parnassus Investments	Small Cap
Portfolio 21 Investments	World Stock
Pax World Management LLC	Multi-Cap Equity
Pax World Management LLC	Global Green (Environmental Technologies)
Pax World Management LLC	High Yield Bond
Pax World Management LLC	Real Return
Pax World Management LLC	International Equity
There can be no assurance that the performance of any Fund will be comparable to that of any model mutual fund or separate account strategy referred to above, or that the results achieved by a Sleeve Subadviser will correlate closely to that of the applicable model mutual fund or separate account strategy.

June 30, 2010
Portfolio Commentary
Portfolio Construction
Advisors
Jon Hale, Ph.D., CFA,
Managing Consultant,
Morningstar Associates & Peter Di Teresa,
Senior Investment
Consultant, Morningstar Associates
The ESG ManagersTM Portfolios are diversified, multi-manager funds, consisting of underlying equity and fixed-income strategies, each run by a separate manager, all of whom pursue Sustainable Investment strategies. Assets are allocated to the underlying managers primarily on the basis of Morningstar Associates’ long-term strategic asset allocation targets, although at any given time allocations may diverge from the long-term targets due to specific market conditions. Under normal circumstances, the Aggressive Growth Portfolio will consist primarily of underlying equity strategies; the Growth Portfolio will be invested 70% in equities and 30% in bonds or cash; the Moderate Portfolio will be invested 50% in equities and 50% in bonds or cash; and the Conservative Portfolio will be invested 35% in equities and 65% in bonds or cash.
The first six months of 2010 saw the abrupt end to the stock market’s recovery rally that began in March 2009. After peaking in mid-April, the market’s fall was sparked by the credit crisis in Europe, which lowered global economic growth prospects and sent global equity markets into correction territory by the end of June. Investor concerns resulted in a “flight-to-quality” in the fixed-income markets with U.S. Treasuries being the primary beneficiaries as investors fled equities and riskier bonds.
We entered the second quarter with the view that a strengthening dollar and better growth prospects for the U.S. economy than for non-U.S. developed economies would result in stronger performance in the U.S. than abroad. That view strengthened during the quarter as the debt crisis in Europe worsened. While the S&P 500 Index lost 6.7% during 2010’s first half, the MSCI EAFE (Net) Index shed 13.2%.
Performance for all four Portfolios was negatively impacted by having a higher-than-normal cash position during January and February as they were becoming initially invested. The Portfolios’ performance in their fixed-income strategies was also negatively impacted by minimal exposure to U.S. Treasuries, which are excluded

June 30, 2010
Portfolio Commentary, continued
from the investable universes of all but the Pax World Real Return strategy, which invests in Treasury Inflation-Protected Securities (TIPS).
Aggressive Growth Portfolio
For the since-inception period from January 4, 2010 through June 30, 2010, the ESG ManagersTM Aggressive Growth Portfolio had a total return of -9.4%, slightly outperforming its Blended Benchmark1, which had a total return of -9.8%.
Several of our underlying U.S. stock strategies made the most positive contributions to performance for the first half while our global/international strategies were the biggest detractors from performance. However, we would note that while the Pax World International Equity Strategy lost 12.1% during the six-month period ended June 30, 2010, it easily beat the MSCI EAFE (Net) Index and finished in the top quartile of the Morningstar Foreign Large Blend fund category.
Contributors to Since-Inception Performance:

• Parnassus Small Cap	+2.1%
• Neuberger Berman Large Cap Blend	-1.7%
• Miller/Howard Equity Income	-4.2%
Detractors from Since-Inception Performance:

• Portfolio 21 World Stock	-15.9%
• Pax World International Equity	-12.1%
• Pax World Global Green (Environmental Technologies)	-11.1%
Growth Portfolio
For the since-inception period from January 4, 2010 through June 30, 2010, the ESG ManagersTM Growth Portfolio had a total return of -5.7%, slightly outperforming its Blended Benchmark2, which had a total return of -5.8%.
Aside from one equity strategy, Parnassus Small Cap, most positive contributions to performance in the first half came from our fixed-income strategies. Our global/international strategies were the biggest detractors from performance. Again, however, while the Pax World International Equity Strategy lost 12.1% during the six-month period ended June 30, 2010, it easily beat the MSCI EAFE (Net) Index and finished in the top quartile of the Morningstar Foreign Large Blend fund category.

June 30, 2010
Contributors to Since-Inception Performance:

• MMA Capital Investment Grade Fixed Income	+3.2%
• Parnassus Small Cap	+2.4%
• Pax World Real Return	+1.9%
Detractors from Since-Inception Performance:

• Portfolio 21 World Stock	-14.9%
• Pax World Multi-Cap Equity	-12.3%
• Pax World International Equity	-12.1%
Moderate Portfolio
For the since-inception period from January 4, 2010 through June 30, 2010, the ESG ManagersTM Moderate Portfolio had a total return of -3.0%, slightly under-performing its Blended Benchmark3, which had a total return of -2.7%.
Aside from one equity strategy, Parnassus Small Cap, most positive contributions to performance in the first half came from our fixed-income strategies. Once again, our global/international strategies were the biggest detractors from performance.
Contributors to Since-Inception Performance:

• Access Capital Investment Grade Fixed Income	+3.5%
• MMA Capital Investment Grade Fixed Income	+3.2%
• Parnassus Small Cap	+2.5%
Detractors from Since-Inception Performance:

• Portfolio 21 World Stock	-16.2%
• Pax World International Equity	-12.1%
• Pax World Global Green (Environmental Technologies)	-11.1%
Conservative Portfolio
For the since-inception period from January 4, 2010 through June 30, 2010, the ESG ManagersTM Conservative Portfolio had a total return of -0.8%, slightly under-performing its Blended Benchmark4, which had a total return of -0.3%.
Aside from one equity strategy, Parnassus Small Cap, most positive contributions to performance in the first half came from our fixed-income strategies. Global/international strategies, again, were the biggest detractors from performance.

June 30, 2010
Portfolio Commentary, continued
Contributors to Since-Inception Performance:

• MMA Capital Investment Grade Fixed Income	+3.2%
• Community Capital Investment Grade Fixed Income	+2.6%
• Parnassus Small Cap	+1.9%
Detractors from Since-Inception Performance:

• Portfolio 21 World Stock	-14.2%
• Pax World International Equity	-12.1%
• Pax World Global Green (Environmental Technologies)	-11.3%
Looking ahead, the Portfolios remain underweight in non-U.S. stocks but we are reducing the size of the underweight because MSCI EAFE (Net) Index valuations are below those of the U.S. on a relative basis and European governments appear to be taking seriously the need to better manage their public debt. We also believe that the current slow-growth economic climate favors higher-quality companies that have strong and sustainable competitive advantages—what Morningstar, Inc. refers to as “economic moats”—as well as solid dividend payers. We expect several of our strategies—ClearBridge Large Cap Value, Parnassus Equity Income, and Miller/Howard Equity Income, in particular—to be well suited for that kind of environment.

[1]	The Blended Benchmark is composed of 60% S&P 500 Index, 35% MSCI EAFE (Net) Index and 5% Barclays Capital Aggregate Bond Index. Investors cannot invest directly in any index.

[2]	The Blended Benchmark is composed of 45% S&P 500 Index, 25% MSCI EAFE (Net) Index and 30% Barclays Capital Aggregate Bond Index. Investors cannot invest directly in any index.

[3]	The Blended Benchmark is composed of 33% S&P 500 Index, 17% MSCI EAFE (Net) Index and 50% Barclays Capital Aggregate Bond Index. Investors cannot invest directly in any index.

[4]	The Blended Benchmark is composed of 23% S&P 500 Index, 12% MSCI EAFE (Net) Index and 65% Barclays Capital Aggregate Bond Index. Investors cannot invest directly in any index.
The portfolio commentary in this report provides insight in an effort to help you examine your fund. The views expressed therein are those of the portfolio construction advisors and are for the period covered by this report. Such commentary does not necessarily represent the views of the Board of Trustees of your fund. The views expressed herein are subject to change at any time based upon market and/or other conditions and Pax World Management LLC and the funds disclaim any responsibility to update such views. The commentaries should not be relied upon as investment advice.

June 30, 2010
Aggressive Growth Portfolio
Portfolio Highlights
Returns—Period ended June 30, 2010

		Total Return
		Since
Share class		Inception[1]

Class A2 (PAGAX)	NAV[3]	-9.35%
	POP	-14.32%
Institutional Class (PAGIX)		-9.19%
Class C4 (PAGCX)	NAV[3]	-9.70%
	CDSC	-10.60%
Blended Index[5,6,7,8,10]		-9.77%
Lipper Multi-Cap Core Funds Index[9,10]		-7.15%
Total returns have not been annualized. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.

[1]	The Fund’s inception date is January 4, 2010.

[2]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 1 year of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load or the CDSC, which, if reflected, would reduce the performance shown.

[3]	NAV is Net Asset Value.

[4]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within 1 year of purchase. NAV performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.

[5]	The Blended Index is composed of 60% S&P 500 Index, 35% MSCI EAFE (Net) Index and 5% Barclays Capital U.S. Aggregate Bond Index.

[6]	The S&P 500 Index is an index of large capitalization common stocks.

[7]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of January 2010 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.

[8]	The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.

[9]	The Lipper Multi-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds Average. The Lipper Multi-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in

June 30, 2010
Aggressive Growth Portfolio, continued

any one market capitalization range over an extended period of time. Multi-Cap Core Funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The Lipper Multi-Cap Core Funds Index is not what is typically considered to be an “index” because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index or some other traditional economic indicator.

[10]	Unlike the Aggressive Growth Portfolio, the Blended Index and the Lipper Multi-Cap Core Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Multi-Cap Core Funds Index Funds Index) do not reflect deductions for fees, expenses or taxes.
Asset Allocation

Percent of Market Value

U.S. Stocks	68.1%
Foreign Stocks	25.6%
U.S. Bonds	2.2%
Foreign Bonds	1.0%
Cash & Equivalents	3.1%

Total	100.0%
Manager Allocation

Manager/Strategy	Percent of Net Assets
EQUITY
Large-Cap/Multi-Cap
ClearBridge Large Cap Value	14.9%
Miller/Howard Equity Income	4.7%
Parnassus Equity Income	17.8%
Neuberger Berman Large Cap Blend	19.1%
Pax World Multi-Cap Equity	5.7%
Small/Mid-Cap
Ariel Small/Mid Cap Value	4.7%
Parnassus Small Cap	5.4%
International/World
Pax World International Equity	13.8%
Portfolio 21 World Stock	8.8%
Sector Specific
Pax World Global Green (Environmental Technologies)	1.6%

Total Equities	96.5%

FIXED INCOME
High Yield
Pax World High Yield Bond	3.5%

Total Fixed Income	3.5%

Total	100.0%

June 30, 2010
Top Ten Holdings

Company	Percent of Net Assets

Johnson & Johnson	1.5%
Procter & Gamble Co., The	1.4%
Praxair, Inc.	1.2%
Bank of New York Mellon Corp., The	1.2%
Danaher Corp.	1.2%
JPMorgan Chase & Co	1.1%
Microsoft Corp	1.0%
QUALCOMM, Inc	1.0%
Intuit, Inc	1.0%
Altera Corp.	1.0%

Total	11.6%
Excludes Affiliated Investment Companies.
Sector Diversification

Sector	Percent of Market Value

Corporate Bonds	3.2%
Consumer Discretionary	9.1%
Consumer Staples	7.3%
Energy	8.8%
Financials	13.7%
Health Care	12.5%
Industrials	12.3%
Information Technology	16.8%
Materials	3.9%
Telecommunication Services	2.9%
Utilities	5.3%
Exchange Traded Funds	1.1%
Other	3.1%

Total	100.0%
May include companies representing multiple industries within a single “Sector”.

June 30, 2010
Growth Portfolio
Portfolio Highlights
Returns—Period ended June 30, 2010

		Total Return
		Since
Share class		Inception[1]

Class A2 (PGPAX)	NAV[3]	-5.70%
	POP	-10.87%
Institutional Class (PMIIX)		-5.64%
Class C4 (PWCCX)	NAV[3]	-6.09%
	CDSC	-7.03%
Blended Index5, 6, 7 8, 10		-5.83%
Lipper Mixed-Assets Target Allocation Growth Funds Index[9,10]		-5.30%
Total returns have not been annualized. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.

[1]	The Fund’s inception date is January 4, 2010.

[2]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 1 year of purchase over $1million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load or the CDSC, which,if reflected, would reduce the performance shown.

[3]	NAV is Net Asset Value.

[4]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within 1 year of purchase. NAV performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.

[5]	The Blended Index is composed of 45% S&P 500 Index, 25% MSCI EAFE (Net) Index and 30% Barclays Capital U.S. Aggregate Bond Index.

[6]	The S&P 500 Index is an index of large capitalization common stocks.

[7]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of January 2010 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.

[8]	The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.

[9]	The Lipper Mixed-Asset Target Allocation Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Growth Funds Average. The Lipper Mixed-Asset Target Allocation

June 30, 2010

Growth Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation Growth Funds Index is not what is typically considered to be an “index” because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

[10]	Unlike the Growth Portfolio, the Blended Index and the Lipper Mixed-Asset Target Allocation Growth Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Growth Funds Index) do not reflect deductions for fees, expenses or taxes.
Asset Allocation

Percent of Market Value

U.S. Stocks	48.5%
Foreign Stocks	16.9%
U.S. Bonds	25.3%
Foreign Bonds	3.3%
Cash & Equivalents	6.0%

Total	100.0%
Manager Allocation

Manager/Strategy	Percent of Net Assets
EQUITY
Large-Cap/Multi-Cap
ClearBridge Large Cap Value	11.3%
Miller/Howard Equity Income	4.3%
Parnassus Equity Income	10.8%
Neuberger Berman Large Cap Blend	11.2%
Pax World Multi-Cap Equity	4.5%
Small/Mid-Cap
Ariel Small/Mid Cap Value	3.1%
Parnassus Small Cap	5.4%
International/World
Pax World International Equity	7.2%
Portfolio 21 World Stock	7.8%
Sector Specific
Pax World Global Green (Environmental Technologies)	2.0%

Total Equities	67.6%

FIXED INCOME
Investment Grade
Access Capital Investment Grade Fixed Income	4.3%
Community Capital Investment Grade Fixed Income	2.5%
MMA Capital Investment Grade Fixed Income	7.5%
Inflation-Protected
Pax World Real Return	5.7%
High Yield
Pax World High Yield Bond	12.4%

Total Fixed Income	32.4%

Total	100.0%

June 30, 2010
Growth Portfolio, continued
Top Ten Holdings—Equity

Company	Percent of Net Assets

Johnson & Johnson	1.0%
Procter & Gamble Co., The	0.9%
Praxair, Inc.	0.8%
Danaher Corp.	0.7%
Bank of New York Mellon Corp., The	0.7%
JPMorgan Chase & Co	0.7%
Microsoft Corp	0.7%
QUALCOMM, Inc	0.6%
Google, Inc., Class A	0.6%
Teleflex, Inc.	0.6%

Total	7.3%
Excludes Affiliated Investment Companies.
Top Ten Holdings—Fixed Income

Company	Percent of Net Assets

Fannie Mae, 4.500%, 12/01/99	2.3%
Jefferies (Temp Jef-GNU A), 2.020%, 07/01/40	2.2%
Fannie Mae, 4.500%, 03/01/39	1.4%
United States Treasury Note (TIPS), 0.500%, 04/15/15	1.1%
United States Treasury Note (TIPS), 1.750%, 01/15/28	1.1%
United States Treasury Note (TIPS), 1.375%, 07/15/18	0.8%
United States Treasury Note (TIPS), 1.625%, 01/15/15	0.6%
Citigroup Funding, Inc, 1.875%, 10/22/12	0.6%
United States Treasury Note (TIPS), 2.375%, 01/15/25	0.5%
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	0.5%

Total	11.1%

Excludes Affiliated Investment Companies.
Sector Diversification

Sector	Percent of Market Value

Bonds	28.6%
Corporate: 15.5%, Agency/Gov’t Related: 2.3%, Mortgage Backed: 4.3%, Municipal: 0.4%, Treasury: 6.1%
Consumer Discretionary	6.4%
Consumer Staples	4.8%
Energy	6.2%
Financials	9.2%
Health Care	9.0%
Industrials	8.5%
Information Technology	11.9%
Materials	2.7%
Telecommunication Services	2.0%
Utilities	4.0%
Exchange Traded Funds	0.7%
Other	6.0%

Total	100.0%
May include companies representing multiple industries within a single “Sector”.

June 30, 2010
Moderate Portfolio
Portfolio Highlights
Returns—Period ended June 30, 2010

		Total Return
		Since
Share class		Inception[1]

Class A2 (PMPAX)	NAV[3]	-3.03%
	POP	-8.35%
Institutional Class (PWPIX)		-2.91%
Class C4 (PWPCX)	NAV[3]	-3.36%
	CDSC	-4.33%
Blended Index[5,6,7,8,10]		-2.65%
Lipper Mixed-Assets Target Allocation Moderate Funds Index[9,10]		-3.77%
Total returns have not been annualized. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.

[1]	The Fund’s inception date is January 4, 2010.

[2]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 1 year of purchase over $1million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load or the CDSC, which, if reflected, would reduce the performance shown.

[3]	NAV is Net Asset Value.

[4]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within 1 year of purchase. NAV performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.

[5]	The Blended Index is composed of 33% S&P 500 Index, 17% MSCI EAFE (Net) Index and 50% Barclays Capital U.S. Aggregate Bond Index.

[6]	The S&P 500 Index is an index of large capitalization common stocks.

[7]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of January 2010 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.

[8]	The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.

[9]	The Lipper Mixed-Asset Target Allocation Moderate Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Moderate Funds Average. The Lipper Mixed-Asset Target

June 30, 2010
Moderate Portfolio, continued

Allocation Moderate Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation Moderate Funds Index is not what is typically considered to be an “index” because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

[10]	Unlike the Moderate Portfolio, the Blended Index and the Lipper Mixed-Asset Target Allocation Moderate Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Moderate Funds Index) do not reflect deductions for fees, expenses or taxes.
Asset Allocation

Percent of Market Value

U.S. Stocks	33.4%
Foreign Stocks	9.2%
U.S. Bonds	48.4%
Foreign Bonds	1.7%
Cash & Equivalents	7.3%

Total	100.0%

Manager Allocation

Manager/Strategy	Percent of Net Assets
EQUITY
Large-Cap/Multi-Cap
ClearBridge Large Cap Value	7.6%
Miller/Howard Equity Income	2.8%
Parnassus Equity Income	9.4%
Neuberger Berman Large Cap Blend	8.2%
Pax World Multi-Cap Equity	3.2%
Small/Mid-Cap
Ariel Small/Mid Cap Value	1.9%
Parnassus Small Cap	2.2%
International/World
Pax World International Equity	2.0%
Portfolio 21 World Stock	6.1%
Sector Specific
Pax World Global Green (Environmental Technologies)	1.9%

Total Equities	45.3%

FIXED INCOME
Investment Grade
Access Capital Investment Grade Fixed Income	6.7%
Community Capital Investment Grade Fixed Income	4.9%
MMA Capital Investment Grade Fixed Income	25.0%
Inflation-Protected
Pax World Real Return	11.6%
High Yield
Pax World High Yield Bond	6.5%

Total Bonds	54.7%

Total	100.0%

June 30, 2010
Top Ten Holdings—Equity

Company	Percent of Net Assets

Johnson & Johnson	0.8%
Praxair, Inc.	0.7%
Procter & Gamble Co., The	0.7%
Bank of New York Mellon Corp., The	0.6%
JPMorgan Chase & Co	0.6%
QUALCOMM, Inc	0.5%
Danaher Corp.	0.5%
Microsoft Corp	0.5%
Google, Inc., Class A	0.5%
Waste Management, Inc	0.5%

Total	5.9%
Excludes Affiliated Investment Companies.
Top Ten Holdings—Fixed Income

Company	Percent of Net Assets

Fannie Mae, 4.500%, 07/01/10	2.3%
Ginnie Mae, 3.459%, 05/16/36	2.2%
United States Treasury Note (TIPS), 0.500%, 04/15/15	2.0%
Citigroup Funding, Inc, 1.875%, 10/22/12	1.9%
Freddie Mac, 5.000%, 07/15/37	1.6%
Farmer Mac, 0.000%, 04/20/40	1.6%
United States Treasury Note (TIPS), 1.375%, 07/15/18	1.4%
United States Treasury Note (TIPS), 1.625%, 01/15/15	1.4%
Federal Home Loan Bank, 5.000%, 11/17/17	1.4%
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	1.3%

Total	17.1%

Excludes Affiliated Investment Companies.
Sector Diversification

Sector	Percent of Market Value

Bonds	50.1%
Corporate: 19.3%, Agency/Gov’t Related: 6.0%, Mortgage Backed: 11.1%, Municipal: 1.3%, Treasury: 12.4%
Consumer Discretionary	3.9%
Consumer Staples	3.2%
Energy	3.9%
Financials	5.8%
Health Care	5.8%
Industrials	5.9%
Information Technology	8.0%
Materials	2.0%
Telecommunication Services	1.2%
Utilities	2.7%
Exchange Traded Funds	0.2%
Other	7.3%

Total	100.0%
May include companies representing multiple industries within a single “Sector”.

June 30, 2010
Conservative Portfolio
Portfolio Highlights
Returns—Period ended June 30, 2010

		Total Return
		Since
Share class		Inception[1]
Class A2 (PWMAX)	NAV[3]	-0.78%
	POP	-6.22%
Institutional Class (PWMIX)		-0.65%
Class C4 (PWMCX)	NAV[3]	-1.21%
	CDSC	-2.20%
Blended Index[5,6,7,8,10]		-0.32%
Lipper Mixed-Assets Target Allocation Conservative Funds Index[9,10]		0.48%
Total returns have not been annualized. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.

[1]	The Fund’s inception date is January 4, 2010.

[2]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 1 year of purchase over $1million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load or the CDSC, which, if reflected, would reduce the performance shown.

[3]	NAV is Net Asset Value.

[4]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within 1 year of purchase. NAV performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.

[5]	The Blended Index is composed of 23% S&P 500 Index, 12% MSCI EAFE (Net) Index and 65% Barclays Capital U.S. Aggregate Bond Index.

[6]	The S&P 500 Index is an index of large capitalization common stocks.

[7]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of January 2010 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.

[8]	The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.

[9]	The Lipper Mixed-Asset Target Allocation Conservative Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Conservative Funds Average. The Lipper Mixed-Asset Target

June 30, 2010

Allocation Conservative Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation Conservative Funds Index is not what is typically considered to be an “index” because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

[10]	Unlike the Conservative Portfolio, the Blended Index and the Lipper Mixed-Asset Target Allocation Conservative Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Conservative Funds Index) do not reflect deductions for fees, expenses or taxes.
Asset Allocation

Percent of Market Value

U.S. Stocks	22.9%
Foreign Stocks	7.9%
U.S. Bonds	62.4%
Foreign Bonds	2.2%
Cash & Equivalents	4.6%

Total	100.0%

Manager Allocation

Strategy	Percent of Net Assets
EQUITY
Large-Cap/Multi-Cap
ClearBridge Large Cap Value	4.6%
Miller/Howard Equity Income	2.5%
Parnassus Equity Income	5.6%
Neuberger Berman Large Cap Blend	4.8%
Pax World Multi-Cap Equity	2.2%
Small/Mid-Cap
Ariel Small/Mid Cap Value	1.7%
Parnassus Small Cap	1.9%
International/World
Pax World International Equity	2.2%
Portfolio 21 World Stock	5.3%
Sector Specific
Pax World Global Green (Environmental Technologies)	1.1%

Total Equities	31.9%

FIXED INCOME
Investment Grade
Community Capital Investment Grade Fixed Income	9.6%
MMA Capital Investment Grade Fixed Income	38.3%
Inflation-Protected
Pax World Real Return	15.0%
High Yield
Pax World High Yield Bond	5.2%

Total Bonds	68.1%

Total	100.0%

June 30, 2010
Conservative Portfolio, continued
Top Ten Holdings—Equity

Company	Percent of Net Assets

Johnson & Johnson	0.5%
Praxair, Inc.	0.4%
Procter & Gamble Co., The	0.4%
Google, Inc., Class A	0.4%
Bank of New York Mellon Corp., The	0.4%
Microsoft Corp	0.3%
International Business Machines Corp	0.3%
QUALCOMM, Inc	0.3%
JPMorgan Chase & Co	0.3%
NIKE, Inc., Class B	0.3%

Total	3.6%
Excludes Affiliated Investment Companies.
Top Ten Holdings—Fixed Income

Company	Percent of Net Assets
Ginnie Mae, 4.500%, 01/15/40	2.8%
Citigroup Funding, Inc. 1.875%, 10/22/12	2.7%
Freddie Mac, 5.000%, 07/15/37	2.5%
United States Treasury Note (TIPS), 1.375%, 07/15/18	2.2%
United States Treasury Note (TIPS), 1.625%, 01/15/15	2.2%
Freddie Mac, 3.750%, 03/27/19	2.2%
Federal Home Loan Bank, 5.000%, 11/17/17	2.1%
Ginnie Mae, 4.180%, 01/16/38	1.9%
United States Treasury Note (TIPS), 2.375%, 01/15/25	1.9%
Intl. Bank For Reconstruction & Dev., 2.000%, 12/04/13	1.9%

Total	22.4%
Excludes Affiliated Investment Companies.
Sector Diversification

Sector	Percent of Market Value

Bonds	64.6%
Corporate: 25.7%, Agency/Gov’t Related: 9.8%, Mortgage Backed: 13.0%, Treasury: 16.1%
Consumer Discretionary	3.0%
Consumer Staples	2.2%
Energy	2.7%
Financials	4.1%
Health Care	4.0%
Industrials	4.4%
Information Technology	5.7%
Materials	1.5%
Telecommunication Services	0.9%
Utilities	2.1%
Exchange Traded Funds	0.2%
Other	4.6%

Total	100.0%
May include companies representing multiple industries within a single “Sector”.

June 30, 2010
Sustainable Investing
Senior Vice President for Sustainable Investing
Julie Gorte, Ph.D.
Sustainability Update
Pax World just wrapped up its shareholder advocacy season, and we have a lot of progress to report. We filed or co-filed eight shareholder resolutions for the spring annual meeting season, focusing on corporate governance and executive compensation, environmental performance and reporting, and corporate political contributions. Two of the shareholder proposals that Pax World co-filed achieved majority support from shareholders, indicating broad agreement among investors with the principles outlined in Pax World’s requests. We also opened several fronts on our advocacy of gender equality.
Corporate Governance Shareholder interest in executive compensation continues to be a focus, as the system is still deeply flawed. In our shareholder advocacy, Pax World focused on giving shareholders a say on executive compensation and independent board leadership, while our public policy advocacy focused on shareholder rights, such as proxy access and improved disclosures in proxy statements.
Pax World filed or co-filed five shareholder resolutions requesting an advisory vote on executive compensation, or Say on Pay, resolutions, and withdrew three of them after the companies involved (Terex Corp., where Pax was the lead filer; PepsiCo, which we cofiled with Needmor; and Procter & Gamble, which we cofiled with Walden Asset Management) agreed to implement or make substantive progress on the issue. The other two proposals were voted on and received majority shareholder support: Target Corp (co-filed with Responsible Wealth/United for a Fair Economy) and EMC Corp (co-filed with the Unitarian Universalist Association).
Pax World also filed two resolutions calling for an independent chairman of the board; one (XTO Energy) was made moot by a corporate acquisition, and the other (Union Pacific) received over 20 percent support—a strong showing for a first-year proposal. While this may sound somewhat arcane, independent leadership and diverse perspectives are extraordinarily important for boards of directors. Having a board, especially the chairman of the board, that is truly independent of management is one of the most important properties of good governance.

June 30, 2010
Sustainability Report, continued
Pax World also believes that corporate political contributions are important signals about the quality of corporate governance. A resolution filed by Pax World at CVS Caremark calling for greater board scrutiny and reporting of political and trade association spending received shareholder support of 41 percent, which Pax believes is a sign that shareholder concern regarding corporate political contributions is rising. This is particularly important now, in the wake of a recent Supreme Court decision—Citizens United vs. FEC—that enables corporations to significantly expand political spending.
Pax World also sent letters to members of the U.S. House of Representatives, U.S. Senate, and White House in support of key provisions of the financial reform bill, including proxy access. Proxy access is the term used to describe the rules by which shareholders can nominate board members. While it is possible to do so now, it is extraordinarily difficult, as companies are not required to put shareholder nominees on their own ballots, so nominating alternative board candidates usually means sending an alternative ballot to all shareholders, which costs enough that it is very rarely done. The financial reform bill included a provision that allowed shareholders with a specified percentage of the company’s equity to nominate board candidates, and have those nominees appear on the company’s own ballot. It was enormously gratifying to see that proxy access was included in the bill that President Obama signed in July 2010.
Gender Equality and Women’s Empowerment Pax World’s other major focus during the first half of 2010 was on gender equality. Pax World always votes against or withholds proxy votes from all slates of directors that include no women; during the 2010 proxy season, this included board slates of 74 companies. We follow up on each of these abstentions or votes against all-male slates with a letter to the company’s board chair and CEO explaining the reason for its opposition, and includes model nominating committee charter language that makes diversity part of every director search. Some companies respond: thus far, four companies have written back to us saying, variously, that they have added a woman to their boards or revised nominating committee charters to include gender diversity in all director searches, or in some cases just to say that they also believe in gender diversity on boards. The chair of one company’s nominating committee even visited us in Portsmouth for a discussion of board diversity. While the response rate is not large, it is better than it was: I have personally been working on board diversity for nearly a decade, and it took several years before I got a single response. Things are

June 30, 2010
Sustainability Report, continued
looking up, even if the sea change we think is coming (and are working for) hasn’t quite arrived yet.
To further encourage gender equality and women’s empowerment, Pax World is also co-leading an investor initiative, in collaboration with the United Nations Principles for Responsible Investment (UNPRI), Calvert and other institutional investors, focusing on gender diversity in corporate leadership. The goal of the engagement, which targets companies in ten countries in North and South America and Europe, is to encourage the representation of women on boards of directors and in senior management and to promote greater disclosure by companies on the topic of gender equality.
Pax World also recently encouraged companies worldwide to endorse and take steps to implement the Women’s Empowerment Principles, a joint initiative of the United Nations Development Fund for Women (UNIFEM) and the United Nations Global Compact (UNGC) that include a comprehensive menu of actions to empower women through corporate action. Pax World sent letters to the chief executive officers of all companies held in its Global Women’s Equality Fund urging them to embrace these principles. Those letters went out very recently, but already we have received encouraging responses from some of the companies we sent them to. Pax World President and CEO Joe Keefe also sent a CEO Statement of Support for the Women’s Empowerment Principles to UNIFEM and UNGC.
One of the lessons my wise Irish grandmother taught me was that you really should eat your own cooking. Gender equality isn’t just something we ask others to do—it’s something we really do. Accurate figures are elusive, but there are various estimates that the number of women who manage funds is somewhere in the neighborhood of 10%. At Pax, it’s 50%. Catalyst, in a June 2010 report on women in business, reported that 13.5% of executive officers in Fortune 500 companies were women. At Pax, half the people who sit on the senior management committee with our company’s CEO are women. Half of our sales force are women too—I don’t think there are too many mutual fund companies that can say that. It is deeply reassuring, when we conduct our advocacy and engagement, to know that we try very hard to practice what we preach.

[1]	Catalyst, “U.S. Women in Business,” June 2010, posted at http://www.catalyst.org/publication/132/us-women-in-business.

June 30, 2010
Shareholder Expense Examples
Examples As a shareholder of the ESG ManagersTM Aggressive Growth, Growth, Moderate or Conservative Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The examples on the next page are intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and compare these costs with the ongoing costs of investing in other mutual funds. For more information, see the prospectus or talk to your financial adviser.
The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning on January 5, 2010 and ending on June 30, 2010.
Please note that Individual Retirement Account (IRA), Coverdell Education Savings, Roth IRA, SEP-IRA, SIMPLE IRA, and 403(b)(7) accounts are charged an annual custodial fee of $12. If you are invested in one of these account types, you should add an additional $6 to the estimated expenses paid during the period.
Actual Expenses For each Fund, the first table on the next page provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. For the Fund, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Examples for Comparison Purposes For each Fund, the second table on the following page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

June 30, 2010
Shareholder Expense Examples, continued
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized
	Account Value	Account Value	Expense	Expenses Paid
Based on Actual Fund Return	(1/5/10)	(6/30/10)	Ratio	During Period[1]

Aggressive Growth—Class A	$1,000.00	$906.50	1.29%	$5.96
Aggressive Growth—Institutional	1,000.00	908.10	1.04%	4.81
Aggressive Growth—Class C	1,000.00	903.00	2.04%	9.41

Growth—Class A	1,000.00	943.00	1.12%	5.28
Growth—Institutional	1,000.00	943.60	0.87%	4.10
Growth—Class C	1,000.00	939.10	1.87%	8.79

Moderate—Class A	1,000.00	969.70	1.11%	5.30
Moderate—Institutional	1,000.00	970.90	0.86%	4.11
Moderate—Class C	1,000.00	966.40	1.86%	8.87

Conservative—Class A	1,000.00	992.20	1.12%	5.41
Conservative—Institutional	1,000.00	993.50	0.87%	4.21
Conservative—Class C	1,000.00	987.90	1.87%	9.01

[1]	Expenses are equal to each Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 177/365 (to reflect the period beginning on January 5, 2010 and ending on June 30, 2010).

	Beginning	Ending	Annualized
Based on Hypothetical 5% Return	Account Value	Account Value	Expense	Expenses Paid
(before expenses)	(1/5/10)	(6/30/10)	Ratio	During Period[1]

Aggressive Growth—Class A	$1,000.00	$1,017.99	1.29%	$6.31
Aggressive Growth—Institutional	1,000.00	1,019.20	1.04%	5.09
Aggressive Growth—Class C	1,000.00	1,014.35	2.04%	9.96

Growth—Class A	1,000.00	1,018.82	1.12%	5.48
Growth—Institutional	1,000.00	1,020.03	0.87%	4.26
Growth—Class C	1,000.00	1,015.18	1.87%	9.14

Moderate—Class A	1,000.00	1,018.86	1.11%	5.43
Moderate—Institutional	1,000.00	1,020.08	0.86%	4.21
Moderate—Class C	1,000.00	1,015.23	1.86%	9.09

Conservative—Class A	1,000.00	1,018.82	1.12%	5.48
Conservative—Institutional	1,000.00	1,020.03	0.87%	4.26
Conservative—Class C	1,000.00	1,015.18	1.87%	9.14

[1]	Expenses are equal to each Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 177/365 (to reflect the period beginning on January 5, 2010 and ending on June 30, 2010).

June 30, 2010
Schedule of Investments (Unaudited)
ESG ManagersTM Aggressive Growth Portfolio

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCK: 78.5%

Consumer Discretionary: 8.2%
Best Buy Co., Inc.	21	$711
CBS Corp.	480	6,206
Comcast Corp, Class A	1,071	17,597
DeVry, Inc.	45	2,362
DISH Network Corp., Class A	495	8,984
DR Horton, Inc.	160	1,573
Expedia, Inc.	4	75
Gannett Co, Inc.	460	6,192
Genuine Parts Co	95	3,748
Home Depot, Inc.	292	8,196
International Game Technology	285	4,475
Interpublic Group of Cos., Inc. (a)	890	6,346
KB Home	275	3,025
Lowe’s Cos., Inc.	148	3,022
McDonald’s Corp.	196	12,911
Meredith Corp.	100	3,113
Mohawk Industries, Inc. (a)	100	4,576
Newell Rubbermaid, Inc.	360	5,270
News Corp., Class A	1,134	13,563
NIKE, Inc., Class B	320	21,616
Nordstrom, Inc.	120	3,863
Pulte Group, Inc. (a)	225	1,863
Reed Elsevier PLC	1,100	8,156
Royal Caribbean Cruises, Ltd. (a)	180	4,099
Scripps Networks Interactive, Class A	669	26,987
SES SA	488	10,149
Sotheby’s	80	1,830
Stanley Black & Decker, Inc.	92	4,648
Staples, Inc.	364	6,934
Target Corp.	116	5,704
Thomson Reuters Corp. (a)	95	3,404
Tiffany & Co.	100	3,791
Time Warner Cable, Inc.	186	9,687
Time Warner, Inc.	497	14,368
Toll Brothers, Inc. (a)	220	3,598
Washington Post Co., The, Class B	67	27,501

		270,143

Consumer Staples: 6.0%
Coca-Cola Co., The	136	6,816
Constellation Brands, Inc. (a)	135	2,109
Corn Products International, Inc.	71	2,151
CVS Caremark Corp.	442	12,959
Energizer Holdings, Inc. (a)	60	3,017
General Mills, Inc.	42	1,492
Hansen Natural Corp. (a)	14	548
HJ Heinz Co.	71	3,069
JM Smucker Co., The	407	24,510
Kellogg Co.	95	4,779
Kimberly-Clark Corp.	245	14,854
McCormick & Co., Inc.	505	19,170
Nash Finch Co.	60	2,050
Natura Cosmeticos SA	4	89
PepsiCo, Inc.	198	12,068
Procter & Gamble Co., The	748	44,865
Safeway, Inc.	240	4,718
Sysco Corp.	520	14,856
Unilever PLC, ADR	180	4,811
United Natural Foods, Inc. (a)	350	10,458
WD-40 Co.	240	8,015

		197,404

Energy: 7.7%
Apache Corp.	130	10,945
Baker Hughes, Inc.	90	3,741
BG Group PLC, ADR	340	25,398
Cimarex Energy Co.	163	11,668
ConocoPhillips	313	15,365
Devon Energy Corp.	70	4,264
Diamond Offshore Drilling, Inc.	55	3,420
El Paso Corp.	1,140	12,665
Enerplus Resources Fund	245	5,285
Ensco PLC , ADR	102	4,007
Kinder Morgan Management LLC, LP	185	10,469
Newfield Exploration Co. (a)	477	23,306
Noble Corp. (a)	122	3,771
Occidental Petroleum Corp.	280	21,602
Petroleo Brasileiro SA, ADR	102	3,501
Quicksilver Resources, Inc. (a)	550	6,050
Royal Dutch Shell PLC, ADR	293	14,714
Sasol Ltd., ADR	24	846
SM Energy Co.	100	4,016
Smith International, Inc.	500	18,825
Southern Union Co.	210	4,591
Southwestern Energy Co. (a)	58	2,241
Spectra Energy Corp.	210	4,215
Statoil ASA, ADR	330	6,320
Suncor Energy, Inc.	327	9,627
Transocean, Ltd. (a)	64	2,965
W&T Offshore, Inc.	1,460	13,812
Weatherford International, Ltd. (a)	431	5,663

		253,292

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2010
Schedule of Investments (Unaudited), continued
ESG ManagersTM Aggressive Growth Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCK, continued

Financials: 11.1%
Aflac, Inc.	250	$10,668
Alexandria Real Estate Equities, REIT	50	3,169
Allstate Corp., The	110	3,160
American Express Co.	232	9,210
Bank of America Corp.	1,308	18,796
Bank of Montreal	40	2,171
Bank of New York Mellon Corp., The	1,614	39,850
CB Richard Ellis Group, Inc., Class A (a)	355	4,832
Charles Schwab Corp., The	1,773	25,141
China Life Insurance Co. Ltd., ADR	18	1,174
Chubb Corp.	127	6,351
Cincinnati Financial Corp.	125	3,234
City National Corp.	60	3,074
Digital Realty Trust, Inc., REIT	70	4,038
Glacier Bancorp, Inc.	70	1,027
Goldman Sachs Group, Inc., The	11	1,444
HCC Insurance Holdings, Inc.	160	3,962
HCP, Inc., REIT	105	3,386
Hospitality Properties Trust, REIT	33	696
HSBC Holdings PLC, ADR	40	1,824
Hudson City Bancorp., Inc.	630	7,711
Janus Capital Group, Inc.	705	6,260
Jones Lang LaSalle, Inc.	105	6,892
JPMorgan Chase & Co.	957	35,036
Lazard, Ltd. Class A, LP	215	5,743
Loews Corp.	273	9,094
Markel Corp. (a)	44	14,960
Marsh & McLennan Cos., Inc.	328	7,396
Morgan Stanley	277	6,429
National Bank of Greece SA (a)	9	97
National Bank of Greece SA, ADR (a)	481	1,044
NYSE Euronext	150	4,145
optionsXpress Holdings, Inc. (a)	80	1,259
Potlatch Corp., REIT	300	10,719
PrivateBancorp, Inc.	295	3,269
Progressive Corp., The	1,443	27,013
Royal Bank of Canada (Canadian)	150	7,144
Royal Bank of Canada	205	9,797
SEI Investment Co.	140	2,850
State Street Corp.	177	5,986
T Rowe Price Group, Inc.	25	1,110
Tower Group, Inc.	330	7,105
Travelers Cos., Inc., The	175	8,618
Unibail-Rodamco SE, REIT	75	12,223
Wells Fargo & Co.	607	15,538
Willis Group Holdings PLC	52	1,562

		366,207

Health Care: 10.8%
Abbott Laboratories	251	11,742
Amgen, Inc. (a)	52	2,735
Analogic Corp.	50	2,276
Baxter International, Inc.	325	13,208
Becton Dickinson & Co.	355	24,005
Bio-Rad Laboratories, Inc., Class A (a)	65	5,622
Bristol-Myers Squibb Co.	105	2,619
Covidien PLC	445	17,880
Cyberonics, Inc. (a)	375	8,880
Eli Lilly & Co.	145	4,858
Gen-Probe, Inc. (a)	445	20,212
Gilead Sciences, Inc. (a)	695	23,825
Hospira, Inc. (a)	120	6,894
Johnson & Johnson	814	48,075
LHC Group, Inc. (a)	225	6,244
Medtronic, Inc.	425	15,415
Merck & Co., Inc.	325	11,365
Mylan, Inc. (a)	130	2,215
Myriad Genetics, Inc. (a)	150	2,243
Novartis AG	200	9,693
Novartis AG, ADR	183	8,843
Novo Nordisk A/S, ADR	344	27,871
Pfizer, Inc.	558	7,957
Roche Holding AG	96	13,214
Roche Holding AG, ADR	539	18,488
St. Jude Medical, Inc. (a)	5	180
Teleflex, Inc.	515	27,954
Teva Pharmaceutical Industries, Ltd., ADR	97	5,042
Valeant Pharmaceuticals International (a)	80	4,182
WellPoint, Inc. (a)	98	4,794

		358,531

Industrials: 10.0%
3M Co.	322	25,435
Administaff, Inc.	355	8,577
AGCO Corp. (a)	51	1,375
Baldor Electric Co.	25	902
Brady Corp., Class A	175	4,361
Brink’s Co., The.	135	2,569
Canadian National Railway Co.	222	12,738
Cia de Concessoes Rodoviarias	21	435
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2010
Schedule of Investments (Unaudited), continued
ESG ManagersTM Aggressive Growth Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCK, continued

Industrials, continued
Cooper Industries PLC	350	$15,400
Cummins, Inc.	73	4,754
Danaher Corp.	1,048	38,902
Deere & Co.	284	15,813
Diana Shipping, Inc. (a)	123	1,385
Dun & Bradstreet Corp.	75	5,034
East Japan Railway Co.	200	13,317
Emerson Electric Co.	310	13,544
Empresas ICA SAB de CV, ADR (a)	151	1,416
ESCO Technologies, Inc.	32	824
Expeditors International of Washington, Inc.	52	1,795
General Electric Co.	691	9,964
Graco, Inc.	100	2,819
Herman Miller, Inc.	978	18,455
Honeywell International, Inc.	208	8,118
ICF International, Inc. (a)	417	9,979
IDEX Corp.	340	9,714
Ingersoll-Rand PLC	55	1,897
Interface, Inc., Class A	350	3,759
Nordson Corp.	34	1,907
Pentair, Inc.	275	8,855
RR Donnelley & Sons, Co.	200	3,274
Siemens AG	100	8,944
Simpson Manufacturing Co., Inc.	45	1,105
SKF AB	650	11,666
SunPower Corp. (a)	450	5,445
Vestas Wind Systems A/S (a)	250	10,404
Waste Management, Inc.	1,000	31,290
WW Grainger, Inc.	131	13,028

		329,199

Information Technology: 15.6%
Accenture PLC., Class A	650	25,123
Adobe Systems, Inc. (a)	33	872
Altera Corp.	1,311	32,526
Anixter International, Inc. (a)	533	22,706
Applied Materials, Inc.	1,700	20,434
BMC Software, Inc. (a)	25	866
Brocade Communications Systems, Inc. (a)	1,100	5,676
Canon, Inc.	300	11,181
Ceragon Networks, Ltd. (a)	900	6,660
Ciena Corp. (a)	450	5,706
Cisco Systems, Inc. (a)	304	6,478
Citrix Systems, Inc. (a)	39	1,647
Clicksoftware Technologies, Ltd. (a)	850	4,522
Cognex Corp.	125	2,198
Corning, Inc.	36	581
Cymer, Inc. (a)	125	3,755
Electro Scientific Industries, Inc. (a)	25	334
Electronics for Imaging, Inc. (a)	600	5,850
EMC Corp. (a)	371	6,789
Fair Isaac Corp.	85	1,852
Finisar Corp. (a)	300	4,470
Fiserv, Inc. (a)	91	4,155
Google, Inc., Class A (a)	70	31,147
Harmonic, Inc. (a)	320	1,741
Hewitt Associates, Inc., Class A (a)	311	10,717
Hewlett-Packard Co.	206	8,916
Intel Corp.	896	17,427
International Business Machines Corp.	195	24,079
Intuit, Inc. (a)	946	32,892
Jack Henry & Associates, Inc.	185	4,418
Lam Research Corp. (a)	15	571
Mastercard, Inc.	100	19,953
Mentor Graphics Corp. (a)	650	5,753
Microchip Technology, Inc.	140	3,884
Microsoft Corp.	1,478	34,009
National Instruments Corp.	675	21,452
Nokia OYJ, ADR	750	6,113
Paychex, Inc.	340	8,830
QUALCOMM, Inc.	1,019	33,464
Riverbed Technology, Inc. (a)	47	1,298
Taiwan Semiconductor, ADR	447	4,363
Tellabs, Inc.	1,000	6,390
Texas Instruments, Inc.	807	18,786
VeriSign, Inc. (a)	525	13,938
Visa, Inc.	30	2,122
Websense, Inc. (a)	200	3,779
Yahoo!, Inc. (a)	1,831	25,322

		515,745

Materials: 2.9%
Air Products & Chemicals, Inc.	127	8,231
Compass Minerals International	55	3,865
Ecolab, Inc.	300	13,473
Novozymes A/S, ADR	55	5,871
Nucor Corp.	300	11,484
Praxair, Inc.	535	40,655
Rio Tinto PLC, ADR	48	2,093
Svenska Cellulosa AB	650	7,645
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2010
Schedule of Investments (Unaudited), continued
ESG ManagersTM Aggressive Growth Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCK, continued

Materials, continued
Syngenta AG, ADR	30	$1,376
United States Steel Corp.	52	2,005
Vale SA, ADR	23	559

		97,257

Telecommunication Services: 1.7%
America Movil SAB de CV, ADR	100	4,750
American Tower Corp. (a)	116	5,162
AT&T, Inc.	420	10,160
BCE, Inc.	50	1,464
CenturyLink, Inc.	318	10,593
Portugal Telecom SGPS SA	104	1,039
Tele Norte Leste Participacoes SA, ADR	175	2,618
Telefonica SA	400	7,410
Verizon Communications, Inc.	265	7,425
Vodafone Group PLC, ADR	138	2,852
Windstream Corp.	320	3,379

		56,852

Utilities: 4.5%
AGL Resources, Inc.	260	9,313
American Water Works Co., Inc.	225	4,635
Black Hills Corp.	200	5,694
Energen Corp.	580	25,711
EQT Corp.	101	3,650
Iberdrola Renovables SA	3,000	9,415
MDU Resources Group, Inc.	1,000	18,030
National Grid PLC	1,000	7,301
National Grid PLC, ADR	105	3,867
NiSource, Inc.	345	5,003
Northeast Utilities	110	2,803
Northwest Natural Gas Co.	200	8,714
NorthWestern Corp.	160	4,192
Oneok, Inc.	224	9,688
Pepco Holdings, Inc.	145	2,274
Portland General Electric Co.	700	12,831
Red Electrica Corp. SA	150	5,371
Sempra Energy	209	9,779

		148,271

Total Common Stocks (Cost $2,793,629)		2,592,901

AFFILIATED INVESTMENT COMPANIES: 19.0%
Pax World Global Green Fund (b)	6,852	53,381
Pax World High Yield Bond Fund (b)	15,691	117,838
Pax World International Fund (b)	60,580	456,776

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $691,751)		627,995

TOTAL INVESTMENTS: 97.5% (Cost $3,485,380)		3,220,896

OTHER ASSETS AND LIABILITIES— (Net): 2.5%		84,077

Net Assets: 100.0%		$3,304,973

(a)	Non income producing security.

(b)	Institutional Class shares

ADR	American Depository Receipt

LP	Limited Partnership

REIT	Real Estate Investment Trust
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2010
Schedule of Investments (Unaudited), continued
ESG ManagersTM Growth Portfolio

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS: 56.3%
Consumer Discretionary: 5.9%
Best Buy Co., Inc.	27	$914
CBS Corp.	520	6,724
Comcast Corp, Class A	1,055	17,334
DeVry, Inc.	50	2,625
DISH Network Corp., Class A	638	11,580
DR Horton, Inc.	260	2,556
Expedia, Inc.	5	94
Gannett Co, Inc.	500	6,730
Genuine Parts Co	145	5,720
Home Depot, Inc.	389	10,919
International Game Technology	310	4,867
Interpublic Group of Cos., Inc. (a)	965	6,880
KB Home	370	4,070
Lowe’s Cos., Inc.	190	3,880
McDonald’s Corp.	260	17,126
Meredith Corp.	110	3,424
Mohawk Industries, Inc. (a)	110	5,034
Newell Rubbermaid, Inc.	380	5,563
News Corp., Class A	1,414	16,911
NIKE, Inc., Class B	405	27,358
Nordstrom, Inc.	130	4,185
Pulte Group, Inc. (a)	380	3,146
Reed Elsevier PLC	2,000	14,830
Royal Caribbean Cruises, Ltd. (a)	195	4,440
Scripps Networks Interactive, Class A	688	27,754
SES SA	633	13,164
Sotheby’s	90	2,058
Stanley Black & Decker, Inc.	97	4,900
Staples, Inc.	593	11,297
Target Corp.	150	7,376
Thomson Reuters Corp. (a)	140	5,016
Tiffany & Co.	105	3,981
Time Warner Cable, Inc.	242	12,603
Time Warner, Inc.	639	18,473
Toll Brothers, Inc. (a)	465	7,607
Washington Post Co., The, Class B	66	27,092

		328,231

Consumer Staples: 4.1%
Coca-Cola Co., The	177	8,871
Constellation Brands, Inc. (a)	145	2,265
Corn Products International, Inc.	93	2,818
CVS Caremark Corp.	559	16,390
Energizer Holdings, Inc. (a)	60	3,017
General Mills, Inc.	52	1,847
Hansen Natural Corp. (a)	19	743
HJ Heinz Co.	109	4,711
JM Smucker Co., The	409	24,630
Kellogg Co.	124	6,237
Kimberly-Clark Corp.	305	18,492
McCormick & Co., Inc.	500	18,980
Nash Finch Co.	75	2,562
Natura Cosmeticos SA	4	89
PepsiCo, Inc.	246	14,994
Procter & Gamble Co., The	836	50,143
Safeway, Inc.	311	6,114
Sysco Corp.	590	16,856
Unilever PLC, ADR	233	6,228
United Natural Foods, Inc. (a)	350	10,458
WD-40 Co.	275	9,185

		225,630

Energy: 5.6%
Apache Corp.	150	12,629
Baker Hughes, Inc.	114	4,739
BG Group PLC, ADR	333	24,875
Cimarex Energy Co.	160	11,453
ConocoPhillips	435	21,354
Devon Energy Corp.	89	5,422
Diamond Offshore Drilling, Inc.	85	5,286
El Paso Corp.	1,374	15,265
Enerplus Resources Fund	370	7,981
Ensco PLC , ADR	135	5,303
Kinder Morgan Management LLC, LP	288	16,298
Newfield Exploration Co. (a)	472	23,062
Noble Corp. (a)	173	5,347
Occidental Petroleum Corp.	300	23,145
Petroleo Brasileiro SA, ADR	139	4,770
Quicksilver Resources, Inc. (a)	1,000	11,000
Royal Dutch Shell PLC, ADR	379	19,033
Sasol Ltd., ADR	32	1,129
SM Energy Co.	200	8,032
Smith International, Inc.	493	18,561
Southern Union Co.	320	6,995
Southwestern Energy Co. (a)	109	4,212
Spectra Energy Corp.	325	6,523
Statoil ASA, ADR	475	9,096
Suncor Energy, Inc.	418	12,306
Transocean, Ltd. (a)	79	3,660
W&T Offshore, Inc.	1,900	17,974
Weatherford International, Ltd. (a)	546	7,175

		312,625

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2010
Schedule of Investments (Unaudited), continued
ESG ManagersTM Growth Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS, continued

Financials: 7.8%
Aflac, Inc.	225	$9,601
Alexandria Real Estate Equities, REIT	85	5,386
Allstate Corp., The	180	5,171
American Express Co.	294	11,672
Bank of America Corp.	1,686	24,228
Bank of Montreal	65	3,528
Bank of New York Mellon Corp., The	1,658	40,936
CB Richard Ellis Group, Inc., Class A (a)	390	5,308
Charles Schwab Corp., The	1,875	26,588
China Life Insurance Co. Ltd., ADR	23	1,500
Chubb Corp.	170	8,502
Cincinnati Financial Corp.	190	4,915
City National Corp.	65	3,330
Digital Realty Trust, Inc., REIT	102	5,883
Glacier Bancorp, Inc.	100	1,467
Goldman Sachs Group, Inc., The	14	1,838
HCC Insurance Holdings, Inc.	175	4,333
HCP, Inc., REIT	160	5,160
Hospitality Properties Trust, REIT	42	886
HSBC Holdings PLC, ADR	55	2,507
Hudson City Bancorp., Inc.	650	7,956
Janus Capital Group, Inc.	765	6,793
Jones Lang LaSalle, Inc.	110	7,220
JPMorgan Chase & Co.	1,104	40,417
Lazard, Ltd. Class A, LP	230	6,143
Loews Corp.	372	12,391
Markel Corp. (a)	45	15,300
Marsh & McLennan Cos., Inc.	419	9,448
Morgan Stanley	366	8,495
National Bank of Greece SA (a)	21	226
National Bank of Greece SA, ADR (a)	614	1,332
NYSE Euronext	230	6,355
optionsXpress Holdings, Inc. (a)	107	1,684
Potlatch Corp., REIT	450	16,079
PrivateBancorp, Inc.	305	3,379
Progressive Corp., The	1,486	27,818
Royal Bank of Canada (Canadian)	200	9,525
Royal Bank of Canada	200	9,558
SEI Investment Co.	210	4,276
State Street Corp.	230	7,779
T Rowe Price Group, Inc.	34	1,509
Tower Group, Inc.	550	11,842
Travelers Cos., Inc., The	225	11,081
Unibail-Rodamco SE, REIT	75	12,224
Wells Fargo & Co.	795	20,353
Willis Group Holdings PLC	68	2,044

		433,966

Health Care: 8.1%
Abbott Laboratories	353	16,513
Amgen, Inc. (a)	68	3,577
Analogic Corp.	95	4,323
Baxter International, Inc.	450	18,288
Becton Dickinson & Co.	381	25,763
Bio-Rad Laboratories, Inc., Class A (a)	70	6,054
Bristol-Myers Squibb Co.	170	4,240
Covidien PLC	440	17,679
Cyberonics, Inc. (a)	650	15,392
Eli Lilly & Co.	225	7,538
Gen-Probe, Inc. (a)	545	24,754
Gilead Sciences, Inc. (a)	725	24,853
Hospira, Inc. (a)	125	7,181
Johnson & Johnson	982	57,997
LHC Group, Inc. (a)	400	11,100
Medtronic, Inc.	450	16,322
Merck & Co., Inc.	447	15,632
Mylan, Inc. (a)	221	3,766
Myriad Genetics, Inc. (a)	300	4,485
Novartis AG	400	19,385
Novartis AG, ADR	224	10,824
Novo Nordisk A/S, ADR	340	27,547
Pfizer, Inc.	744	10,609
Roche Holding AG	151	20,784
Roche Holding AG, ADR	532	18,248
St. Jude Medical, Inc. (a)	7	253
Teleflex, Inc.	625	33,925
Teva Pharmaceutical Industries, Ltd., ADR	127	6,603
Valeant Pharmaceuticals International (a)	150	7,844
WellPoint, Inc. (a)	123	6,017

		447,496

Industrials: 6.7%
3M Co.	321	25,356
Administaff, Inc.	600	14,496
AGCO Corp. (a)	68	1,834
Baldor Electric Co.	45	1,624
Brady Corp., Class A	190	4,735
Brink’s Co., The.	150	2,855
Canadian National Railway Co.	217	12,451
Cia de Concessoes Rodoviarias	35	725
Cooper Industries PLC	350	15,400
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2010
Schedule of Investments (Unaudited), continued
ESG ManagersTM Growth Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS, continued

Industrials, continued
Cummins, Inc.	98	$6,383
Danaher Corp.	1,118	41,500
Deere & Co.	336	18,708
Diana Shipping, Inc. (a)	159	1,790
Dun & Bradstreet Corp.	80	5,370
East Japan Railway Co.	200	13,317
Emerson Electric Co.	404	17,651
Empresas ICA SAB de CV, ADR (a)	225	2,111
ESCO Technologies, Inc.	40	1,030
Expeditors International of Washington, Inc.	69	2,381
General Electric Co.	895	12,906
Graco, Inc.	180	5,074
Herman Miller, Inc.	993	18,738
Honeywell International, Inc.	271	10,577
ICF International, Inc. (a)	405	9,692
IDEX Corp.	345	9,857
Ingersoll-Rand PLC	74	2,552
Interface, Inc., Class A	375	4,028
Nordson Corp.	48	2,692
Pentair, Inc.	275	8,855
RR Donnelley & Sons, Co.	305	4,993
Siemens AG	125	11,180
Simpson Manufacturing Co., Inc.	85	2,087
SKF AB	900	16,152
SunPower Corp. (a)	600	7,260
Vestas Wind Systems A/S (a)	300	12,485
Waste Management, Inc.	1,000	31,289
WW Grainger, Inc.	131	13,027

		373,161

Information Technology: 11.2%
Accenture PLC., Class A	700	27,055
Adobe Systems, Inc. (a)	44	1,163
Altera Corp.	1,333	33,072
Anixter International, Inc. (a)	532	22,663
Applied Materials, Inc.	1,700	20,434
BMC Software, Inc. (a)	33	1,143
Brocade Communications Systems, Inc. (a)	1,750	9,030
Canon, Inc.	600	22,362
Ceragon Networks, Ltd. (a)	1,500	11,100
Ciena Corp. (a)	725	9,193
Cisco Systems, Inc. (a)	393	8,375
Citrix Systems, Inc. (a)	54	2,280
Clicksoftware Technologies, Ltd. (a)	1,400	7,448
Cognex Corp.	240	4,219
Corning, Inc.	48	775
Cymer, Inc. (a)	225	6,759
Electro Scientific Industries, Inc. (a)	30	401
Electronics for Imaging, Inc. (a)	1,100	10,725
EMC Corp. (a)	481	8,802
Fair Isaac Corp.	90	1,961
Finisar Corp. (a)	550	8,195
Fiserv, Inc. (a)	117	5,342
Google, Inc., Class A (a)	79	35,151
Harmonic, Inc. (a)	590	3,210
Hewitt Associates, Inc., Class A (a)	369	12,716
Hewlett-Packard Co.	279	12,075
Intel Corp.	1,274	24,779
International Business Machines Corp.	220	27,166
Intuit, Inc. (a)	970	33,727
Jack Henry & Associates, Inc.	350	8,358
Lam Research Corp. (a)	25	952
Mastercard, Inc.	100	19,953
Mentor Graphics Corp. (a)	1,150	10,178
Microchip Technology, Inc.	215	5,964
Microsoft Corp.	1,618	37,230
National Instruments Corp.	666	21,165
Nokia OYJ, ADR	1,100	8,965
Paychex, Inc.	350	9,090
QUALCOMM, Inc.	1,081	35,500
Riverbed Technology, Inc. (a)	62	1,712
Taiwan Semiconductor, ADR	669	6,529
Tellabs, Inc.	1,500	9,585
Texas Instruments, Inc.	793	18,461
VeriSign, Inc. (a)	655	17,390
Visa, Inc.	40	2,830
Websense, Inc. (a)	400	7,560
Yahoo!, Inc. (a)	1,837	25,406

		618,149

Materials: 2.1%
Air Products & Chemicals, Inc.	154	9,981
Compass Minerals International	60	4,217
Ecolab, Inc.	350	15,719
Novozymes A/S, ADR	59	6,298
Nucor Corp.	400	15,312
Praxair, Inc.	601	45,670
Rio Tinto PLC, ADR	75	3,270
Svenska Cellulosa AB	1,000	11,761
Syngenta AG, ADR	41	1,880
United States Steel Corp.	79	3,045
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2010
Schedule of Investments (Unaudited), continued
ESG ManagersTM Growth Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS, continued

Materials, continued
Vale SA, ADR	30	$730

		117,883

Telecommunication Services: 1.4%
America Movil SAB de CV, ADR	128	6,080
American Tower Corp. (a)	149	6,631
AT&T, Inc.	572	13,837
BCE, Inc.	85	2,488
CenturyLink, Inc.	379	12,624
Portugal Telecom SGPS SA	110	1,099
Tele Norte Leste Participacoes SA, ADR	265	3,964
Telefonica SA	600	11,115
Verizon Communications, Inc.	315	8,826
Vodafone Group PLC, ADR	179	3,700
Windstream Corp.	490	5,175

		75,539

Utilities: 3.4%
AGL Resources, Inc.	310	11,104
American Water Works Co., Inc.	340	7,004
Black Hills Corp.	215	6,121
Energen Corp.	670	29,701
EQT Corp.	133	4,807
Iberdrola Renovables SA	2,500	7,846
MDU Resources Group, Inc.	1,000	18,030
National Grid PLC	2,000	14,602
National Grid PLC, ADR	155	5,709
NiSource, Inc.	530	7,685
Northeast Utilities	165	4,204
Northwest Natural Gas Co.	230	10,021
NorthWestern Corp.	270	7,074
Oneok, Inc.	310	13,408
Pepco Holdings, Inc.	225	3,528
Portland General Electric Co.	700	12,831
Red Electrica Corp. SA	300	10,741
Sempra Energy	257	12,025

		186,441

TOTAL COMMON STOCKS (Cost $3,384,394)		3,119,121

AFFILIATED INVESTMENT COMPANIES: 21.6%
Pax World Global Green Fund (b)	14,255	111,050
Pax World High Yield Bond Fund (b)	91,420	686,563
Pax World International Fund (b)	52,921	399,021

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost: $1,291,874)		1,196,634

BONDS: 19.1%

CORPORATE BONDS: 5.1%

Consumer Discretionary: 0.2%
Omnicom Group, Inc., 5.900%, 04/15/16	$10,000	11,382

Consumer Staples: 0.2%
Avon Products, Inc., 5.625%, 03/01/14	10,000	11,187

Energy: 0.4%
Conoco, Inc., 6.950%, 04/15/29	10,000	12,307
Midamerican Energy Co., 6.750%, 12/30/31	10,000	12,007

		24,314

Financials: 3.1%
Allstate Life Global Trust, 5.375%, 04/30/13	5,000	5,486
AMB Property LP, 6.125%, 12/01/16	10,000	10,705
BlackRock, Inc., 3.500%, 12/10/14	15,000	15,572
Citigroup Funding, Inc, 1.875%, 10/22/12	30,000	30,648
General Electric Capital Corp., 1.625%, 01/07/11	15,000	15,093
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	25,000	25,428
JPMorgan Chase & Co., 4.750%, 05/01/13	10,000	10,675
Markel Corp., 6.800%, 02/15/13	10,000	10,722
NASDAQ OMX Group, 4.000%, 01/15/15	6,000	6,107
Progressive Corp., The, 6.700%, 06/15/37	5,000	4,681
State Street Corp., 7.350%, 06/15/26	10,000	12,080
Wachovia Corp., 5.500%, 05/01/13	10,000	10,861
Willis North America, Inc., 5.625%, 07/15/15	10,000	10,589

		168,647

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2010
Schedule of Investments (Unaudited), continued
ESG ManagersTM Growth Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

CORPORATE BONDS, continued

Health Care: 0.4%
Beckman Coulter, Inc., 6.000%, 06/01/15	$10,000	$11,278
Howard Hughes Medical, Inc, 3.450%, 09/01/14	10,000	10,602

		21,880

Industrials: 0.1%
Owens Corning, Inc., 6.500%, 12/01/16	5,000	5,327

Information Technology: 0.5%
Analog Devices, Inc., 5.000%, 07/01/14	10,000	10,818
KLA Instruments Corp., 6.900%, 05/01/18	6,000	6,722
Xerox Corp., 6.875%, 08/15/11	10,000	10,572

		28,112

Materials: 0.1%
Sprint Capital Corp., 7.625%, 01/30/11	5,000	5,113

Utilities: 0.1%
American Water Capital Corp., 6.085%, 10/15/17	7,000	7,730

TOTAL CORPORATE BONDS (Cost $274,633)		283,692

U.S. GOVERNEMENT AGENCY BONDS: 1.5%

Federal Home Loan Bank System (Agency): 0.4%
5.000%, 11/17/17	20,000	22,859

Freddie Mac (Agency): 0.4%
3.750%, 03/27/19	20,000	20,905

Fannie Mae (Agency): 0.7%
4.125%, 04/15/14	15,000	16,395
4.375%, 10/15/15	20,000	22,145

		38,540

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $78,677)		82,304

MUNICIPAL BONDS: 0.4%
Morehead State University Kentucky, 3.750%, 11/01/17	5,000	5,038
New York State Housing Finance Agency, 4.500%, 11/15/27	10,000	9,787
South Dakota State Health & Educational Facilities, 3.250%, 08/01/15	5,000	5,023

TOTAL MUNICIPAL BONDS (Cost $19,592)		19,848

U.S. TREASURY NOTES: 5.6%
3.500%, 01/15/11 (TIPS)	13,778	14,016
2.000%, 04/15/12 (TIPS)	10,743	11,137
0.625%, 04/15/13 (TIPS)	8,251	8,428
1.875%, 07/15/13 (TIPS)	17,804	18,849
2.000%, 07/15/14 (TIPS)	18,504	19,874
1.625%, 01/15/15 (TIPS)	31,967	33,785
0.500%, 04/15/15 (TIPS)	58,344	59,187
1.375%, 07/15/18 (TIPS)	41,448	43,015
1.375%, 01/15/20 (TIPS)	8,065	8,271
2.375%, 01/15/25 (TIPS)	26,600	29,582
1.750%, 01/15/28 (TIPS)	57,231	58,197
3.375%, 04/15/32 (TIPS)	6,141	8,014

TOTAL U.S. TREASURY NOTES (Cost $306,717)		312,355

MORTGAGE-BACKED SECURITIES: 6.5%

U.S. GOVERNMENT MORTGAGE BACKED: 3.8%

Fannie Mae (Mortgage-Backed): 3.8%
6.040%, 07/01/13	9,580	10,196
4.500%, 07/01/38	121,000	125,443
4.500%, 03/01/39	73,285	76,116

		211,755

COMMERCIAL MORTGAGE-BACKED: 2.7%
GMAC Commercial Mortgage, 6.465%, 04/15/34	9,207	9,404
Jefferies (Temp Jef-GNU A), 2.020%, 07/01/40 (c)	120,000	120,708
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	10,000	10,233
LB-UBS Commercial Mortgage Trust, 4.559%, 09/15/27	10,000	10,129

		150,474

TOTAL MORTGAGE-BACKED SECURITIES (Cost $357,875)		362,229

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2010
Schedule of Investments (Unaudited), continued
ESG ManagersTM Growth Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

TOTAL BONDS (Cost $1,037,494)		$1,060,428

REPURCHASE AGREEMENT: 5.1%
State Street Repo, 0.010%, 07/01/10 (collateralized by Federal Home Loan Bank, 4.375%, due 09/17/10, principal amount $285,000; market value $291,071)

TOTAL REPURCHASE AGREEMENT (Cost $282,000)	$282,000	282,000

TOTAL INVESTMENTS: 102.1% (Cost $5,995,762)		5,658,183

OTHER ASSETS AND LIABILITIES— (Net): 2.1%		(117,478)

Net Assets: 100.0%		$5,540,705

(a)	Non income producing security.

(b)	Institutional Class shares

(c)	Fair valued security.

ADR	American Depository Receipt

LP	Limited Partnership

REIT	Real Estate Investment Trust

TIPS	Treasury Inflation Protected Securities
ESG ManagersTM Moderate Portfolio

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS: 40.0%

Consumer Discretionary: 3.9%
Best Buy Co., Inc.	21	$711
CBS Corp.	340	4,396
Comcast Corp, Class A	724	11,895
DeVry, Inc.	30	1,575
DISH Network Corp., Class A	475	8,621
DR Horton, Inc.	115	1,130
Expedia, Inc.	4	75
Gannett Co, Inc.	325	4,375
Genuine Parts Co	100	3,945
Home Depot, Inc.	279	7,832
International Game Technology	200	3,140
Interpublic Group of Cos., Inc. (a)	630	4,492
KB Home	150	1,650
Lowe’s Cos., Inc.	139	2,838
McDonald’s Corp.	192	12,647
Meredith Corp.	75	2,335
Mohawk Industries, Inc. (a)	70	3,203
Newell Rubbermaid, Inc.	255	3,733
News Corp., Class A	1,007	12,044
NIKE, Inc., Class B	325	21,954
Nordstrom, Inc.	80	2,575
Pulte Group, Inc. (a)	165	1,366
Reed Elsevier PLC	1,100	8,156
Royal Caribbean Cruises, Ltd. (a)	125	2,846
Scripps Networks Interactive, Class A	505	20,372
SES SA	444	9,234
Sotheby’s	60	1,372
Stanley Black & Decker, Inc.	62	3,132
Staples, Inc.	589	11,220
Target Corp.	110	5,409
Thomson Reuters Corp. (a)	100	3,583
Tiffany & Co.	65	2,464
Time Warner Cable, Inc.	167	8,697
Time Warner, Inc.	455	13,154
Toll Brothers, Inc. (a)	195	3,191
Washington Post Co., The, Class B	51	20,935

		230,297

Consumer Staples: 3.0%
Coca-Cola Co., The	126	6,315
Constellation Brands, Inc. (a)	95	1,484
Corn Products International, Inc.	68	2,060
CVS Caremark Corp.	416	12,197
Energizer Holdings, Inc. (a)	40	2,011
General Mills, Inc.	40	1,421
Hansen Natural Corp. (a)	14	548
HJ Heinz Co.	76	3,285
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2010
Schedule of Investments (Unaudited), continued
ESG ManagersTM Moderate Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS, continued

Consumer Staples, continued
JM Smucker Co., The	312	$18,789
Kellogg Co.	90	4,527
Kimberly-Clark Corp.	217	13,157
Kraft Foods, Inc., Class A	114	3,192
McCormick & Co., Inc.	440	16,702
Nash Finch Co.	50	1,708
Natura Cosmeticos SA	5	111
PepsiCo, Inc.	183	11,154
Procter & Gamble Co., The	661	39,647
Safeway, Inc.	222	4,365
Sysco Corp.	439	12,542
Unilever PLC, ADR	168	4,491
United Natural Foods, Inc. (a)	350	10,457
WD-40 Co.	225	7,514

		177,677

Energy: 3.9%
Apache Corp.	140	11,787
Baker Hughes, Inc.	84	3,492
BG Group PLC, ADR	261	19,497
Cimarex Energy Co.	112	8,017
ConocoPhillips	313	15,365
Devon Energy Corp.	69	4,204
Diamond Offshore Drilling, Inc.	60	3,731
El Paso Corp.	984	10,932
Enerplus Resources Fund	260	5,608
Ensco PLC , ADR	92	3,614
Kinder Morgan Management LLC, LP	201	11,375
Newfield Exploration Co. (a)	371	18,127
Noble Corp. (a)	125	3,864
Occidental Petroleum Corp.	300	23,145
Petroleo Brasileiro SA, ADR	99	3,398
Quicksilver Resources, Inc. (a)	400	4,400
Royal Dutch Shell PLC, ADR	267	13,409
Sasol Ltd., ADR	10	353
SM Energy Co.	90	3,614
Smith International, Inc.	386	14,533
Southern Union Co.	220	4,809
Southwestern Energy Co. (a)	81	3,130
Spectra Energy Corp.	225	4,516
Statoil ASA, ADR	339	6,492
Suncor Energy, Inc.	303	8,920
Transocean, Ltd. (a)	49	2,270
W&T Offshore, Inc.	1,100	10,406
Weatherford International, Ltd. (a)	399	5,242

		228,250

Financials: 5.6%
Aflac, Inc.	225	9,601
Alexandria Real Estate Equities, REIT	60	3,802
Allstate Corp., The	125	3,591
American Express Co.	212	8,416
Bank of America Corp.	1,216	17,474
Bank of Montreal	45	2,443
Bank of New York Mellon Corp., The	1,417	34,986
CB Richard Ellis Group, Inc., Class A (a)	250	3,403
Charles Schwab Corp., The	1,438	20,391
China Life Insurance Co. Ltd., ADR	16	1,043
Chubb Corp.	113	5,651
Cincinnati Financial Corp.	130	3,363
City National Corp.	40	2,049
Digital Realty Trust, Inc., REIT	71	4,095
Glacier Bancorp, Inc.	55	807
Goldman Sachs Group, Inc., The	10	1,313
HCC Insurance Holdings, Inc.	115	2,847
HCP, Inc., REIT	115	3,709
Hospitality Properties Trust, REIT	30	633
HSBC Holdings PLC, ADR	40	1,824
Hudson City Bancorp., Inc.	600	7,344
Janus Capital Group, Inc.	500	4,440
Jones Lang LaSalle, Inc.	75	4,923
JPMorgan Chase & Co.	911	33,352
Lazard, Ltd. Class A, LP	150	4,007
Loews Corp.	257	8,561
Markel Corp. (a)	36	12,240
Marsh & McLennan Cos., Inc.	296	6,675
Morgan Stanley	260	6,035
National Bank of Greece SA (a)	15	162
National Bank of Greece SA, ADR (a)	452	981
NYSE Euronext	160	4,421
optionsXpress Holdings, Inc. (a)	38	598
Potlatch Corp., REIT	450	16,079
PrivateBancorp, Inc.	225	2,493
Progressive Corp., The	1,148	21,491
Royal Bank of Canada	200	9,558
Royal Bank of Canada (Canadian)	200	9,525
SEI Investment Co.	100	2,036
State Street Corp.	163	5,513
T Rowe Price Group, Inc.	24	1,065
Tower Group, Inc.	225	4,844
Travelers Cos., Inc., The	157	7,731
Unibail-Rodamco SE, REIT	60	9,778
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2010
Schedule of Investments (Unaudited), continued
ESG ManagersTM Moderate Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS, continued

Financials, continued
Wells Fargo & Co.	562	$14,386
Willis Group Holdings PLC	50	1,502

		331,181

Health Care: 5.7%
Abbott Laboratories	246	11,508
Amgen, Inc. (a)	50	2,630
Analogic Corp.	30	1,365
Baxter International, Inc.	400	16,256
Becton Dickinson & Co.	289	19,542
Bio-Rad Laboratories, Inc., Class A (a)	45	3,892
Bristol-Myers Squibb Co.	120	2,993
Covidien PLC	347	13,942
Cyberonics, Inc. (a)	275	6,512
Eli Lilly & Co.	155	5,193
Gen-Probe, Inc. (a)	400	18,168
Gilead Sciences, Inc. (a)	641	21,973
Hospira, Inc. (a)	85	4,883
Johnson & Johnson	802	47,366
LHC Group, Inc. (a)	160	4,440
Medtronic, Inc.	400	14,508
Merck & Co., Inc.	320	11,190
Mylan, Inc. (a)	144	2,454
Myriad Genetics, Inc. (a)	100	1,495
Novartis AG	300	14,539
Novartis AG, ADR	173	8,359
Novo Nordisk A/S, ADR	261	21,146
Pfizer, Inc.	535	7,629
Roche Holding AG	131	18,031
Roche Holding AG, ADR	415	14,235
St. Jude Medical, Inc. (a)	5	180
Teleflex, Inc.	500	27,140
Teva Pharmaceutical Industries, Ltd., ADR	92	4,783
Valeant Pharmaceuticals International (a)	45	2,354
WellPoint, Inc. (a)	89	4,356

		333,062

Industrials: 5.1%
3M Co.	246	19,432
Administaff, Inc.	260	6,282
AGCO Corp. (a)	48	1,295
Baldor Electric Co.	20	722
Brady Corp., Class A	125	3,115
Brink’s Co., The.	100	1,903
Canadian National Railway Co.	168	9,640
Cia de Concessoes Rodoviarias	30	621
Cooper Industries PLC	350	15,400
Cummins, Inc.	72	4,689
Danaher Corp.	843	31,292
Deere & Co.	300	16,704
Diana Shipping, Inc. (a)	116	1,306
Dun & Bradstreet Corp.	50	3,356
East Japan Railway Co.	200	13,317
Emerson Electric Co.	282	12,321
Empresas ICA SAB de CV, ADR (a)	166	1,557
ESCO Technologies, Inc.	29	747
Expeditors International of Washington, Inc.	51	1,760
General Electric Co.	636	9,171
Graco, Inc.	75	2,114
Herman Miller, Inc.	736	13,888
Honeywell International, Inc.	192	7,494
ICF International, Inc. (a)	325	7,777
IDEX Corp.	300	8,571
Ingersoll-Rand PLC	54	1,862
Interface, Inc., Class A	245	2,631
Nordson Corp.	35	1,963
Pentair, Inc.	250	8,050
RR Donnelley & Sons, Co.	215	3,520
Siemens AG	125	11,180
Simpson Manufacturing Co., Inc.	30	737
SKF AB	900	16,152
SunPower Corp. (a)	600	7,260
Vestas Wind Systems A/S (a)	300	12,485
Waste Management, Inc.	900	28,161
WW Grainger, Inc.	104	10,342

		298,817

Information Technology: 7.7%
Accenture PLC., Class A	600	23,190
Adobe Systems, Inc. (a)	66	1,744
Altera Corp.	1,004	24,909
Anixter International, Inc. (a)	405	17,253
Applied Materials, Inc.	1,580	18,992
BMC Software, Inc. (a)	37	1,281
Brocade Communications Systems, Inc. (a)	700	3,612
Canon, Inc.	300	11,181
Ceragon Networks, Ltd. (a)	625	4,625
Ciena Corp. (a)	325	4,121
Cisco Systems, Inc. (a)	289	6,159
Citrix Systems, Inc. (a)	40	1,689
Clicksoftware Technologies, Ltd. (a)	600	3,192
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2010
Schedule of Investments (Unaudited), continued
ESG ManagersTM Moderate Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS, continued

Information Technology, continued
Cognex Corp.	110	$1,934
Corning, Inc.	57	921
Cymer, Inc. (a)	100	3,004
EMC Corp. (a)	352	6,442
Electro Scientific Industries, Inc. (a)	20	267
Electronics for Imaging, Inc. (a)	450	4,388
Fair Isaac Corp.	60	1,307
Finisar Corp. (a)	200	2,980
Fiserv, Inc. (a)	86	3,927
Google, Inc., Class A (a)	67	29,812
Harmonic, Inc. (a)	210	1,142
Hewitt Associates, Inc., Class A (a)	241	8,305
Hewlett-Packard Co.	189	8,180
Intel Corp.	1,108	21,551
International Business Machines Corp.	185	22,844
Intuit, Inc. (a)	730	25,382
Jack Henry & Associates, Inc.	130	3,104
Lam Research Corp. (a)	5	190
Mastercard, Inc.	90	17,958
Mentor Graphics Corp. (a)	450	3,983
Microchip Technology, Inc.	150	4,161
Microsoft Corp.	1,348	31,017
National Instruments Corp.	522	16,589
Nokia OYJ, ADR	1,100	8,965
Paychex, Inc.	325	8,440
QUALCOMM, Inc.	964	31,658
Riverbed Technology, Inc. (a)	46	1,271
Taiwan Semiconductor, ADR	435	4,246
Tellabs, Inc.	750	4,793
Texas Instruments, Inc.	613	14,271
VeriSign, Inc. (a)	440	11,681
Visa, Inc.	29	2,051
Websense, Inc. (a)	150	2,834
Yahoo!, Inc. (a)	1,420	19,638

		451,184

Materials: 1.7%
Air Products & Chemicals, Inc.	116	7,518
Compass Minerals International	25	1,757
Ecolab, Inc.	300	13,473
Novozymes A/S, ADR	44	4,697
Nucor Corp.	300	11,484
Praxair, Inc.	538	40,883
Rio Tinto PLC, ADR	55	2,398
Svenska Cellulosa AB	1,000	11,761
Syngenta AG, ADR	30	1,376
United States Steel Corp.	58	2,236
Vale SA, ADR	29	705

		98,288

Telecommunication Services: 1.0%
AT&T, Inc.	410	9,918
America Movil SAB de CV, ADR	93	4,418
American Tower Corp. (a)	110	4,895
BCE, Inc.	60	1,756
CenturyLink, Inc.	293	9,760
Portugal Telecom SGPS SA	88	880
Tele Norte Leste Participacoes SA, ADR	185	2,768
Telefonica SA	500	9,262
Verizon Communications, Inc.	221	6,192
Vodafone Group PLC, ADR	139	2,873
Windstream Corp.	340	3,590

		56,312

Utilities: 2.4%
AGL Resources, Inc.	260	9,313
American Water Works Co., Inc.	240	4,944
Black Hills Corp.	210	5,979
EQT Corp.	98	3,542
Energen Corp.	530	23,495
Iberdrola Renovables SA	2,500	7,846
MDU Resources Group, Inc.	900	16,227
National Grid PLC	2,000	14,602
National Grid PLC, ADR	110	4,051
NiSource, Inc.	370	5,365
NorthWestern Corp.	110	2,882
Northeast Utilities	115	2,930
Northwest Natural Gas Co.	165	7,189
Oneok, Inc.	223	9,645
Pepco Holdings, Inc.	155	2,430
Portland General Electric Co.	600	10,998
Red Electrica Corp. SA	150	5,371
Sempra Energy	186	8,703

		145,512

TOTAL COMMON STOCKS (Cost $2,567,127)		2,350,580

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2010
Schedule of Investments (Unaudited), continued
ESG ManagersTM Moderate Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

AFFILIATED INVESTMENT COMPANIES: 10.5%
Pax World Global Green Fund (b)	14,200	$110,621
Pax World High Yield Bond Fund (b)	51,226	384,708
Pax World International Fund (b)	16,020	120,794

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $660,019)		616,123

BONDS: 44.7%

CORPORATE BONDS: 16.3%

Consumer Discretionary: 0.9%
Omnicom Group, Inc., 5.900%, 04/15/16	$45,000	51,218

Consumer Staples: 0.9%
Avon Products, Inc., 5.625%, 03/01/14	45,000	50,339

Energy: 1.5%
Conoco, Inc., 6.950%, 04/15/29	30,000	36,921
Midamerican Energy Co., 6.750%, 12/30/31	45,000	54,033

		90,954

Financials: 8.6%
Allstate Life Global Trust, 5.375%, 04/30/13	20,000	21,944
AMB Property LP, 6.125%, 12/01/16	30,000	32,115
BlackRock, Inc., 3.500%, 12/10/14	40,000	41,527
Citigroup Funding, Inc, 1.875%, 10/22/12	110,000	112,375
General Electric Capital Corp., 1.625%, 01/07/11	25,000	25,156
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	75,000	76,283
JPMorgan Chase & Co., 4.750%, 05/01/13	25,000	26,688
Markel Corp., 6.800%, 02/15/13	30,000	32,165
NASDAQ OMX Group, 4.000%, 01/15/15	24,000	24,428
Progressive Corp., The, 6.700%, 06/15/37	25,000	23,407
State Street Corp., 7.350%, 06/15/26	20,000	24,159
Wachovia Corp., 5.500%, 05/01/13	30,000	32,582
Willis North America, Inc., 5.625%, 07/15/15	30,000	31,768

		504,597

Health Care: 1.4%
Beckman Coulter, Inc., 6.000%, 06/01/15	30,000	33,833
Howard Hughes Medical, Inc, 3.450%, 09/01/14	45,000	47,707

		81,540

Industrials: 0.3%
Owens Corning, Inc., 6.500%, 12/01/16	18,000	19,177

Information Technology: 1.9%
Analog Devices, Inc., 5.000%, 07/01/14	45,000	48,683
KLA Instruments Corp., 6.900%, 05/01/18	22,000	24,649
Xerox Corp., 6.875%, 08/15/11	35,000	37,001

		110,333

Telecommunication Services: 0.3%
Sprint Capital Corp., 7.625%, 01/30/11	20,000	20,450

Utilities: 0.5%
American Water Capital Corp., 6.085%, 10/15/17	25,000	27,608

TOTAL CORPORATE BONDS (Cost $926,268)		956,216

U.S. GOVERNEMENT AGENCY BONDS: 3.8%

Federal Home Loan Bank System (Agency): 1.4%
5.000%, 11/17/17	70,000	80,005

Freddie Mac (Agency): 1.2%
3.750%, 03/27/19	70,000	73,169

Fannie Mae (Agency): 1.2%
4.375%, 10/15/15	65,000	71,975

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2010
Schedule of Investments (Unaudited), continued
ESG ManagersTM Moderate Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

U.S. GOVERNEMENT AGENCY BONDS, continued

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $213,286)		$225,149

MUNICIPAL BONDS: 1.4%
Commonwealth Financing Authority Pennsylvania, 4.860%, 06/01/18	$50,000	51,084
Morehead State University Kentucky, 3.750%, 11/01/17	10,000	10,076
New York State Housing Finance Agency, 4.500%, 11/15/27	10,000	9,787
South Dakota State Health & Educational Facilities, 3.250%, 08/01/15	10,000	10,046

TOTAL MUNICIPAL BONDS (Cost $80,147)		80,993

U.S. TREASURY NOTES: 11.7%
3.500%, 01/15/11 (TIPS)	31,313	31,854
2.000%, 04/15/12 (TIPS)	25,783	26,730
0.625%, 04/15/13 (TIPS)	30,941	31,606
1.875%, 07/15/13 (TIPS)	43,916	46,493
2.000%, 07/15/14 (TIPS)	43,947	47,202
1.625%, 01/15/15 (TIPS)	76,492	80,842
0.500%, 04/15/15 (TIPS)	114,676	116,333
1.375%, 07/15/18 (TIPS)	78,853	81,834
1.375%, 01/15/20 (TIPS)	45,364	46,523
2.375%, 01/15/25 (TIPS)	62,451	69,452
2.375%, 01/15/27 (TIPS)	14,053	15,605
1.750%, 01/15/28 (TIPS)	72,840	74,069
3.375%, 04/15/32 (TIPS)	15,966	20,837

TOTAL U.S. TREASURY NOTES (Cost $676,895)		689,380

MORTGAGE-BACKED SECURITIES: 11.5%

U.S. GOVERNMENT MORTGAGE BACKED: 9.4%

Ginnie Mae (Mortgage-Backed): 2.2%
3.459%, 05/16/36 (c)	125,000	127,119

Fannie Mae (Mortgage-Backed): 4.0%
4.500%, 07/01/10	132,000	136,847
6.040%, 07/01/13	19,159	20,392
4.500%, 03/01/39	73,285	76,116

		233,355

Freddie Mac (Mortgage-Backed): 1.6%
5.000%, 07/15/37	88,078	96,655

Farmer Mac (Mortgage-Backed): 1.6%
6.075%, 04/20/40 (c)	87,300	91,371

COMMERCIAL MORTGAGE-BACKED: 2.1%
GMAC Commercial Mortgage, 6.465%, 04/15/34	41,432	42,320
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	45,000	46,048
LB-UBS Commercial Mortgage Trust, 4.559%, 09/15/27	35,000	35,452

		123,820

TOTAL MORTGAGE-BACKED SECURITIES (Cost $655,880)		672,320

TOTAL BONDS (Cost: $2,552,476)		2,624,058

REPURCHASE AGREEMENT: 5.2%
State Street Repo, 0.010%, 07/01/10 (collateralized by Federal Home Loan Bank, 4.375%, due 09/17/10, principal amount $315,000; market value $321,710)

TOTAL REPURCHASE AGREEMENT (Cost $310,000)	310,000	310,000

TOTAL INVESTMENTS: 100.4% (Cost $6,089,622)		5,900,761

OTHER ASSETS AND LIABILITIES— (Net): 0.4%		(25,611)

Net Assets: 100.0%		$5,875,150

(a)	Non income producing security.

(b)	Institutional Class shares

(c)	Fair valued security.

ADR	American Depository Receipt

LP	Limited Partnership

REIT	Real Estate Investment Trust

TIPS	Treasury Inflation Protected Securities
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2010
Schedule of Investments (Unaudited), continued
ESG ManagersTM Conservative Portfolio

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS: 27.9%

Consumer Discretionary: 2.9%
Best Buy Co., Inc.	10	$339
CBS Corp.	210	2,715
Comcast Corp, Class A	337	5,537
DeVry, Inc.	20	1,050
DISH Network Corp., Class A	196	3,557
DR Horton, Inc.	75	737
Expedia, Inc.	2	38
Gannett Co, Inc.	205	2,759
Genuine Parts Co	60	2,367
Home Depot, Inc.	118	3,312
International Game Technology	125	1,963
Interpublic Group of Cos., Inc. (a)	390	2,781
KB Home	85	935
Lowe’s Cos., Inc.	68	1,389
McDonald’s Corp.	93	6,126
Meredith Corp.	45	1,401
Mohawk Industries, Inc. (a)	45	2,059
Newell Rubbermaid, Inc.	155	2,269
News Corp., Class A	427	5,107
NIKE, Inc., Class B	200	13,510
Nordstrom, Inc.	55	1,770
Pulte Group, Inc. (a)	100	828
Reed Elsevier PLC	1,100	8,156
Royal Caribbean Cruises, Ltd. (a)	80	1,822
Scripps Networks Interactive, Class A	218	8,794
SES SA	185	3,847
Sotheby’s	35	800
Stanley Black & Decker, Inc.	41	2,071
Staples, Inc.	356	6,782
Target Corp.	47	2,311
Thomson Reuters Corp. (a)	60	2,150
Tiffany & Co.	45	1,706
Time Warner Cable, Inc.	71	3,698
Time Warner, Inc.	194	5,609
Toll Brothers, Inc. (a)	110	1,800
Washington Post Co., The, Class B	21	8,619

		120,714

Consumer Staples: 2.0%
Coca-Cola Co., The	53	2,656
Constellation Brands, Inc. (a)	60	937
Corn Products International, Inc.	33	1,000
CVS Caremark Corp.	180	5,278
Energizer Holdings, Inc. (a)	25	1,257
General Mills, Inc.	20	710
Hansen Natural Corp. (a)	7	274
HJ Heinz Co.	47	2,031
JM Smucker Co., The	140	8,431
Kellogg Co.	38	1,911
Kimberly-Clark Corp.	93	5,639
McCormick & Co., Inc.	210	7,972
Nash Finch Co.	35	1,196
Natura Cosmeticos SA	3	66
PepsiCo, Inc.	81	4,937
Procter & Gamble Co., The	293	17,574
Safeway, Inc.	95	1,868
Sysco Corp.	197	5,628
Unilever PLC, ADR	71	1,898
United Natural Foods, Inc. (a)	200	5,976
WD-40 Co.	100	3,340

		80,579

Energy: 2.6%
Apache Corp.	65	5,472
Baker Hughes, Inc.	40	1,663
BG Group PLC, ADR	106	7,918
Cimarex Energy Co.	45	3,221
ConocoPhillips	139	6,824
Devon Energy Corp.	29	1,767
Diamond Offshore Drilling, Inc.	30	1,866
El Paso Corp.	418	4,644
Enerplus Resources Fund	160	3,451
Ensco PLC , ADR	48	1,885
Kinder Morgan Management LLC, LP	124	7,017
Newfield Exploration Co. (a)	154	7,524
Noble Corp. (a)	61	1,886
Occidental Petroleum Corp.	105	8,101
Petroleo Brasileiro SA, ADR	44	1,510
Quicksilver Resources, Inc. (a)	225	2,475
Royal Dutch Shell PLC, ADR	114	5,725
Sasol Ltd., ADR	11	388
SM Energy Co.	50	2,008
Smith International, Inc.	160	6,024
Southern Union Co.	140	3,060
Southwestern Energy Co. (a)	38	1,468
Spectra Energy Corp.	140	2,810
Statoil ASA, ADR	196	3,753
Suncor Energy, Inc.	133	3,916
Transocean, Ltd. (a)	28	1,297
W&T Offshore, Inc.	610	5,771
Weatherford International, Ltd. (a)	168	2,208

		105,652

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2010
Schedule of Investments (Unaudited), continued
ESG ManagersTM Conservative Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS, continued

Financials: 3.8%
Aflac, Inc.	90	$3,840
Alexandria Real Estate Equities, REIT	35	2,218
Allstate Corp., The	80	2,298
American Express Co.	92	3,652
Bank of America Corp.	531	7,630
Bank of Montreal	30	1,628
Bank of New York Mellon Corp., The	586	14,468
CB Richard Ellis Group, Inc., Class A (a)	155	2,110
Charles Schwab Corp., The	595	8,437
China Life Insurance Co. Ltd., ADR	8	522
Chubb Corp.	46	2,300
Cincinnati Financial Corp.	80	2,070
City National Corp.	25	1,281
Digital Realty Trust, Inc., REIT	44	2,538
Glacier Bancorp, Inc.	35	513
Goldman Sachs Group, Inc., The	5	656
HCC Insurance Holdings, Inc.	75	1,857
HCP, Inc., REIT	70	2,258
Hospitality Properties Trust, REIT	15	317
HSBC Holdings PLC, ADR	25	1,140
Hudson City Bancorp., Inc.	265	3,244
Janus Capital Group, Inc.	310	2,753
Jones Lang LaSalle, Inc.	45	2,954
JPMorgan Chase & Co.	372	13,619
Lazard, Ltd. Class A, LP	95	2,537
Loews Corp.	108	3,597
Markel Corp. (a)	15	5,100
Marsh & McLennan Cos., Inc.	125	2,819
Morgan Stanley	111	2,576
National Bank of Greece SA (a)	6	65
National Bank of Greece SA, ADR (a)	219	475
NYSE Euronext	100	2,763
optionsXpress Holdings, Inc. (a)	37	582
Potlatch Corp., REIT	250	8,933
PrivateBancorp, Inc.	135	1,496
Progressive Corp., The	478	8,948
Royal Bank of Canada (Canadian)	75	3,572
Royal Bank of Canada	85	4,062
SEI Investment Co.	50	1,018
State Street Corp.	72	2,435
T Rowe Price Group, Inc.	12	533
Tower Group, Inc.	140	3,014
Travelers Cos., Inc., The	69	3,398
Unibail-Rodamco SE, REIT	35	5,704
Wells Fargo & Co.	239	6,119
Willis Group Holdings PLC	24	722

		154,771

Health Care: 3.8%
Abbott Laboratories	129	6,035
Amgen, Inc. (a)	24	1,262
Analogic Corp.	25	1,138
Baxter International, Inc.	150	6,096
Becton Dickinson & Co.	126	8,520
Bio-Rad Laboratories, Inc., Class A (a)	25	2,162
Bristol-Myers Squibb Co.	75	1,871
Covidien PLC	144	5,786
Cyberonics, Inc. (a)	150	3,552
Eli Lilly & Co.	95	3,183
Gen-Probe, Inc. (a)	175	7,949
Gilead Sciences, Inc. (a)	269	9,221
Hospira, Inc. (a)	50	2,873
Johnson & Johnson	333	19,667
LHC Group, Inc. (a)	95	2,636
Medtronic, Inc.	180	6,529
Merck & Co., Inc.	164	5,735
Mylan, Inc. (a)	78	1,329
Myriad Genetics, Inc. (a)	80	1,196
Novartis AG	200	9,693
Novartis AG, ADR	70	3,382
Novo Nordisk A/S, ADR	106	8,588
Pfizer, Inc.	266	3,793
Roche Holding AG	65	8,947
Roche Holding AG, ADR	170	5,831
St. Jude Medical, Inc. (a)	2	72
Teleflex, Inc.	210	11,399
Teva Pharmaceutical Industries, Ltd., ADR	44	2,288
Valeant Pharmaceuticals International (a)	45	2,352
WellPoint, Inc. (a)	38	1,858

		154,943

Industrials: 3.6%
3M Co.	103	8,136
Administaff, Inc.	145	3,503
AGCO Corp. (a)	24	647
Brady Corp., Class A	80	1,994
Brink’s Co., The.	60	1,142
Canadian National Railway Co.	71	4,074
Cia de Concessoes Rodoviarias	14	290
Cooper Industries PLC	140	6,160
Cummins, Inc.	34	2,214
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2010
Schedule of Investments (Unaudited), continued
ESG ManagersTM Conservative Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS, continued

Industrials, continued
Danaher Corp.	353	$13,103
Deere & Co.	124	6,904
Diana Shipping, Inc. (a)	55	619
Dun & Bradstreet Corp.	35	2,349
East Japan Railway Co.	200	13,317
Emerson Electric Co.	124	5,418
Empresas ICA SAB de CV, ADR (a)	79	741
ESCO Technologies, Inc.	14	361
Expeditors International of Washington, Inc.	24	828
General Electric Co.	270	3,893
Graco, Inc.	40	1,128
Herman Miller, Inc.	337	6,359
Honeywell International, Inc.	82	3,200
ICF International, Inc. (a)	132	3,159
IDEX Corp.	140	4,000
Ingersoll-Rand PLC	26	897
Interface, Inc., Class A	155	1,665
Nordson Corp.	17	953
Pentair, Inc.	100	3,220
RR Donnelley & Sons, Co.	135	2,210
Siemens AG	50	4,472
Simpson Manufacturing Co., Inc.	25	614
SKF AB	550	9,871
SunPower Corp. (a)	200	2,420
Vestas Wind Systems A/S (a)	250	10,404
Waste Management, Inc.	375	11,734
WW Grainger, Inc.	43	4,277

		146,276

Information Technology: 5.4%
Accenture PLC., Class A	250	9,663
Adobe Systems, Inc. (a)	16	423
Altera Corp.	430	10,668
Anixter International, Inc. (a)	173	7,370
Applied Materials, Inc.	690	8,294
BMC Software, Inc. (a)	12	416
Brocade Communications Systems, Inc. (a)	450	2,322
Canon, Inc.	300	11,181
Ceragon Networks, Ltd. (a)	400	2,960
Ciena Corp. (a)	200	2,536
Cisco Systems, Inc. (a)	140	2,983
Citrix Systems, Inc. (a)	19	802
Clicksoftware Technologies, Ltd. (a)	400	2,128
Cognex Corp.	60	1,055
Corning, Inc.	17	275
Cymer, Inc. (a)	55	1,652
Electronics for Imaging, Inc. (a)	275	2,681
EMC Corp. (a)	169	3,093
Fair Isaac Corp.	40	872
Finisar Corp. (a)	120	1,788
Fiserv, Inc. (a)	42	1,918
Google, Inc., Class A (a)	33	14,683
Harmonic, Inc. (a)	125	680
Hewitt Associates, Inc., Class A (a)	139	4,790
Hewlett-Packard Co.	86	3,722
Intel Corp.	636	12,370
International Business Machines Corp.	111	13,706
Intuit, Inc. (a)	315	10,953
Jack Henry & Associates, Inc.	90	2,149
Mastercard, Inc.	40	7,981
Mentor Graphics Corp. (a)	255	2,257
Microchip Technology, Inc.	95	2,635
Microsoft Corp.	612	14,082
National Instruments Corp.	213	6,769
Nokia OYJ, ADR	500	4,075
Paychex, Inc.	145	3,766
QUALCOMM, Inc.	416	13,661
Riverbed Technology, Inc. (a)	22	608
Taiwan Semiconductor, ADR	281	2,743
Tellabs, Inc.	450	2,876
Texas Instruments, Inc.	254	5,913
VeriSign, Inc. (a)	200	5,310
Visa, Inc.	14	990
Websense, Inc. (a)	100	1,889
Yahoo!, Inc. (a)	585	8,090

		221,778

Materials: 1.2%
Air Products & Chemicals, Inc.	49	3,176
Compass Minerals International	25	1,757
Ecolab, Inc.	175	7,859
Novozymes A/S, ADR	18	1,922
Nucor Corp.	200	7,656
Praxair, Inc.	240	18,238
Rio Tinto PLC, ADR	26	1,134
Svenska Cellulosa AB	600	7,057
Syngenta AG, ADR	14	642
United States Steel Corp.	28	1,079
Vale SA, ADR	11	267

		50,787

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2010
Schedule of Investments (Unaudited), continued
ESG ManagersTM Conservative Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS, continued

Telecommunication Services: 0.7%
America Movil SAB de CV, ADR	46	$2,185
American Tower Corp. (a)	53	2,359
AT&T, Inc.	204	4,935
BCE, Inc.	35	1,024
CenturyLink, Inc.	122	4,064
Portugal Telecom SGPS SA	33	330
Tele Norte Leste Participacoes SA, ADR	115	1,720
Telefonica SA	325	6,021
Verizon Communications, Inc.	95	2,662
Vodafone Group PLC, ADR	62	1,282
Windstream Corp.	205	2,164

		28,746

Utilities: 1.9%
AGL Resources, Inc.	95	3,403
American Water Works Co., Inc.	150	3,090
Black Hills Corp.	100	2,847
Energen Corp.	215	9,531
EQT Corp.	47	1,699
Iberdrola Renovables SA	2,000	6,277
MDU Resources Group, Inc.	400	7,212
National Grid PLC	1,000	7,301
National Grid PLC, ADR	70	2,578
NiSource, Inc.	220	3,190
Northeast Utilities	70	1,784
Northwest Natural Gas Co.	80	3,486
NorthWestern Corp.	60	1,572
Oneok, Inc.	125	5,406
Pepco Holdings, Inc.	95	1,490
Portland General Electric Co.	400	7,332
Red Electrica Corp. SA	150	5,370
Sempra Energy	80	3,742

		77,310

TOTAL COMMON STOCKS (Cost $1,252,990)		1,141,556

AFFILIATED INVESTMENT COMPANIES: 8.5%
Pax World Global Green Fund (b)	5,657	44,068
Pax World High Yield Bond Fund (b)	28,743	215,861
Pax World International Fund (b)	12,052	90,872

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $376,754)		350,801

BONDS: 58.9%

CORPORATE BONDS: 24.8%

Consumer Discretionary: 1.2%
Omnicom Group, Inc., 5.900%, 04/15/16	45,000	51,218

Consumer Staples: 1.2%
Avon Products, Inc., 5.625%, 03/01/14	45,000	50,339

Energy: 2.4%
Conoco, Inc., 6.950%, 04/15/29	35,000	43,075
Midamerican Energy Co., 6.750%, 12/30/31	45,000	54,033

		97,108

Financials: 13.4%
Allstate Life Global Trust, 5.375%, 04/30/13	25,000	27,430
AMB Property LP, 6.125%, 12/01/16	35,000	37,467
BlackRock, Inc., 3.500%, 12/10/14	45,000	46,717
Citigroup Funding, Inc, 1.875%, 10/22/12	110,000	112,375
General Electric Capital Corp., 1.625%, 01/07/11	35,000	35,218
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	75,000	76,283
JPMorgan Chase & Co., 4.750%, 05/01/13	25,000	26,688
Markel Corp., 6.800%, 02/15/13	35,000	37,526
NASDAQ OMX Group, 4.000%, 01/15/15	24,000	24,428
Progressive Corp., The, 6.700%, 06/15/37	25,000	23,407
State Street Corp., 7.350%, 06/15/26	20,000	24,159
Wachovia Corp., 5.500%, 05/01/13	35,000	38,012
Willis North America, Inc., 5.625%, 07/15/15	35,000	37,063

		546,773

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2010
Schedule of Investments (Unaudited), continued
ESG ManagersTM Conservative Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

CORPORATE BONDS, continued

Health Care: 2.1%
Beckman Coulter, Inc., 6.000%, 06/01/15	$35,000	$39,472
Howard Hughes Medical, Inc, 3.450%, 09/01/14	45,000	47,707

		87,179

Industrials: 0.5%
Owens Corning, Inc., 6.500%, 12/01/16	20,000	21,308

Information Technology: 2.7%
Analog Devices, Inc., 5.000%, 07/01/14	45,000	48,683
KLA Instruments Corp., 6.900%, 05/01/18	22,000	24,649
Xerox Corp., 6.875%, 08/15/11	35,000	37,001

		110,333

Telecommunication Services: 0.6%
Sprint Capital Corp., 7.625%, 01/30/11	25,000	25,563

Utilities: 0.7%
American Water Capital Corp., 6.085%, 10/15/17	25,000	27,608

TOTAL CORPORATE BONDS (Cost $985,646)		1,017,429

U.S. GOVERNEMENT AGENCY BONDS: 7.1%

Federal Home Loan Bank System (Agency): 2.1%
5.000%, 11/17/17	75,000	85,719

Freddie Mac (Agency): 2.2%
3.750%, 03/27/19	85,000	88,848

Fannie Mae (Agency): 2.0%
4.125%, 04/15/14	10,000	10,931
4.375%, 10/15/15	65,000	71,974

		82,905

Small Business Administration: 0.8%
1.000%, 05/25/20 (c)	31,292	31,292

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $275,528)		288,764

U.S. TREASURY NOTES: 14.7%
3.500%, 01/15/11 (TIPS)	35,071	35,676
2.000%, 04/15/12 (TIPS)	27,932	28,957
0.625%, 04/15/13 (TIPS)	7,220	7,375
1.125%, 06/15/13	65,000	65,269
1.875%, 07/15/13 (TIPS)	48,664	51,519
2.000%, 07/15/14 (TIPS)	48,573	52,170
1.625%, 01/15/15 (TIPS)	85,625	90,495
0.500%, 04/15/15 (TIPS)	8,047	8,164
1.625%, 01/15/18 (TIPS)	10,406	10,981
1.375%, 07/15/18 (TIPS)	87,951	91,277
1.375%, 01/15/20 (TIPS)	22,178	22,745
2.375%, 01/15/25 (TIPS)	69,390	77,169
2.375%, 01/15/27 (TIPS)	10,810	12,004
1.750%, 01/15/28 (TIPS)	26,014	26,453
3.375%, 04/15/32 (TIPS)	18,422	24,042

TOTAL U.S. TREASURY NOTES (Cost $591,424)		604,296

MORTGAGE-BACKED SECURITIES: 12.3%

U.S. GOVERNMENT MORTGAGE BACKED: 9.3%

Ginnie Mae (Mortgage-Backed): 4.7%
4.175%, 01/16/38	75,000	79,441
4.500%, 01/15/40	109,400	114,244

		193,685

Freddie Mac (Mortgage-Backed): 2.5%
5.000%, 07/15/37	92,081	101,048

Fannie Mae (Mortgage Backed): 0.6%
6.040%, 07/01/13	23,949	25,489

Small Business Administration: 1.6%
5.490%, 03/01/28	58,216	63,578

Commercial Mortgage-Backed: 3.0%
GMAC Commercial Mortgage, 6.465%, 04/15/34	41,432	42,320
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	45,000	46,048
LB-UBS Commercial Mortgage Trust, 4.559%, 09/15/27	35,000	35,453

		123,821

TOTAL MORTGAGE-BACKED SECURITIES (Cost $492,230)		507,621

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2010
Schedule of Investments (Unaudited), continued
ESG ManagersTM Conservative Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

TOTAL BONDS (Cost $2,345,230)		$2,418,110

REPURCHASE AGREEMENT: 2.4%
State Street Repo, 0.010%, 07/01/10 (collateralized by Federal Home Loan Bank, 4.375%, due 09/17/10, principal amount $100,000; market value $102,130)

TOTAL REPURCHASE AGREEMENT (Cost $100,000)	$100,000	100,000

TOTAL INVESTMENTS: 97.7% (Cost $4,074,974)		4,010,467

OTHER ASSETS AND LIABILITIES— (Net): 2.3%		94,619

Net Assets: 100.0%		$4,105,086

(a)	Non income producing security.

(b)	Institutional Class shares

(c)	Fair valued security.

ADR	American Depository Receipt

LP	Limited Partnership

REIT	Real Estate Investment Trust

TIPS	Treasury Inflation Protected Securities
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2010
THIS PAGE INTENTIONALLY LEFT BLANK

June 30, 2010
Statements of Assets and Liabilities (Unaudited)

Aggressive Growth

ASSETS
Investments, at cost—Note A	$3,485,380

Investments in unaffiliated issuers, at value—Note A	$2,592,901
Investments in affiliated issuers, at value—Note C	627,995

Total Investments	3,220,896
Cash	96,560
Foreign currency at value (cost — $48; $49; $31; and $13, respectively)	48
Prepaid expenses	25,392
Receivables:
Capital stock sold	—
Dividends and interest—Note B	3,177
Investment securities sold	1,596
Investment Adviser reimbursements	23,001
Other	355

Total Assets	3,371,025

LIABILITIES
Payables:
Capital stock reacquired	—
Investment securities purchased	5,548
Accrued expenses:
Investment advisory fees—Note B	1,749
Distribution expense	3,749
Trustees fees	732
Compliance expense	4,663
Transfer agent fees	7,498
Printing and other shareholder communication fees	6,013
Custodian fees	12,467
Legal and audit fees	23,186
Other accrued expenses	447

Total Liabilities	66,052

NET ASSETS	$3,304,973

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2010

Growth	Moderate	Conservative

$5,995,762	$6,089,622	$4,074,974

$4,461,549	$5,284,638	$3,659,666
1,196,634	616,123	350,801

5,658,183	5,900,761	4,010,467
154,000	116,032	80,507
49	31	13
28,573	29,041	27,639

1,115	—	30
10,765	23,209	22,311
2,994	1,404	36,142
18,604	18,226	22,773
533	401	237

5,874,276	6,089,105	4,200,119

8,619	—	—
260,969	153,096	35,640

2,131	2,925	2,035
3,729	554	110
1,479	769	753
4,663	4,663	4,663
7,556	7,531	7,448
6,013	6,014	6,013
12,467	12,467	12,467
25,447	25,447	25,447
498	489	457

333,571	213,955	95,033

$5,540,705	$5,875,150	$4,105,086

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2010
Statements of Assets and Liabilities (Unaudited), continued

Aggressive Growth

NET ASSETS REPRESENTED BY
Paid in Capital	$3,568,586
Undistributed (distributions in excess of) net investment income	5,775
Accumulated net realized gain (loss)	(4,915)
Net unrealized appreciation (depreciation) of:
Investments	(264,484)
Foreign currency translations	11

NET ASSETS	$3,304,973

Class A
Net Assets
Capital Shares Outstanding	$288,344
Net asset value per share	31,883

$9.04

Institutional Class
Net assets
Capital Shares Outstanding	$2,120,922
Net asset value per share	234,368

$9.05

Class C
Net assets
Capital Shares Outstanding	$895,707
Net asset value per share	99,193

$9.03

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2010

Growth	Moderate	Conservative

$5,892,024	$6,088,473	$4,176,120
7,088	4,244	3,168
(20,849)	(28,725)	(9,705)

(337,579)	(188,861)	(64,507)
21	19	10

$5,540,705	$5,875,150	$4,105,086

$381,068	$1,010,815	$321,993
40,729	105,054	32,750

$9.36	$9.62	$9.83

$3,999,717	$4,741,698	$3,779,663
427,492	492,515	384,276

$9.36	$9.63	$9.84

$1,159,920	$122,637	$3,430
124,181	12,778	350

$9.34	$9.60	$9.80

SEE NOTES TO FINANCIAL STATEMENTS

Period Ended June 30, 2010
Statements of Operations (Unaudited)

Aggressive Growth

INVESTMENT INCOME
Income
Dividends (net of foreign withholding tax of $1,071; $1,464; $1,091; and $613; respectively)	$24,083
Dividends from affiliate—Note C	8,911
Interest (net of foreign withholding tax of $0; $0; $0; and $0; respectively)	—

Total Income	32,994

Expenses
Investment advisory fees—Note B	13,009
Distribution expenses—Class A (Note B)	221
Distribution expenses—Class C (Note B)	882
Service plan expenses—Class C (Note B)	2,646
Transfer agent fees—Note A	17,757
Printing and other shareholder communication fees	7,438
Custodian fees	12,467
Legal fees and related expenses	9,918
Trustees’ fees and expenses—Note B	6,461
Compliance expense	4,663
Audit fees	13,269
Registration fees	31,794
Other expenses	1,830

Total Expenses	122,355

Less:
Advisory fee waiver—Note B	(4,606)
Expenses assumed by Adviser—Note B	(98,983)

Net expenses	18,766

Net investment income	14,228

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(5,404)
Foreign currency transactions	489
Change in unrealized appreciation (depreciation) on:
Investments	(264,484)
Foreign currency translation	11

Net realized and unrealized gain (loss) on investments and foreign currency	(269,388)

Net increase (decrease) in net assets resulting from operations	$(255,160)

Commencement of Operations for each Fund—January 4, 2010

SEE NOTES TO FINANCIAL STATEMENTS

Period Ended June 30, 2010

Growth	Moderate	Conservative

$31,538	$23,192	$12,693
33,871	18,012	10,122
9,974	34,165	36,890

75,383	75,369	59,705

21,464	20,574	14,508
249	331	105
870	56	1
2,610	167	4
17,330	17,299	17,319
7,438	7,438	7,438
12,467	12,467	12,467
9,918	9,918	9,918
6,519	6,534	6,502
4,663	4,663	4,663
15,529	15,529	15,529
31,416	31,020	31,001
4,923	5,627	4,473

135,396	131,623	123,928

(10,339)	(8,597)	(4,446)
(99,435)	(100,383)	(102,474)

25,622	22,643	17,008

49,761	52,726	42,697

(21,689)	(29,624)	(10,314)
840	898	608

(337,579)	(188,861)	(64,507)
21	19	10

(358,407)	(217,568)	(74,203)

$(308,646)	$(164,842)	$(31,506)

SEE NOTES TO FINANCIAL STATEMENTS

Period Ended June 30, 2010
Statements of Changes in Net Assets (Unaudited)

Aggressive Growth

INCREASE (DECREASE) IN NET ASSETS
Operations
Investment income (loss), net	$14,228
Net realized gain (loss) on investments and foreign currency transactions	(4,915)
Change in unrealized appreciation (depreciation) on investments and foreign currency translations	(264,473)

Net increase (decrease) in net assets resulting from operations	(255,160)

Distributions to shareholders from:
Net investment income
Class A	(836)
Institutional Class	(7,617)
Class C	—

Total distributions to shareholders	(8,453)

From capital share transactions:
Class A
Proceeds from shares sold	317,124
Proceeds from reinvestment of distributions	835
Cost of shares redeemed	(3,923)

Net increase (decrease) from Class A transactions	314,036

Institutional Class
Proceeds from shares sold	1,005,062
Proceeds from reinvestment of distributions	7,617
Cost of shares redeemed	(22,373)

Net increase (decrease) from Institutional Class transactions	990,306

Class C
Proceeds from shares sold	963,865
Proceeds from reinvestment of distributions	—
Cost of shares redeemed	(2,121)

Net increase from Class C transactions	961,744

Net increase (decrease) from capital share transactions	2,266,086

Net increase (decrease) in net assets	2,002,473

Net assets
Beginning of period	1,302,500

End of period (1)	$3,304,973

(1) Includes undistributed net investment income (loss)	$5,775

Commencement of Operations for each Fund—January 4, 2010

SEE NOTES TO FINANCIAL STATEMENTS

Period Ended June 30, 2010

Growth	Moderate	Conservative

$49,761	$52,726	$42,697
(20,849)	(28,726)	(9,706)
(337,558)	(188,842)	(64,497)

(308,646)	(164,842)	(31,506)

(2,939)	(8,177)	(3,010)
(33,188)	(39,493)	(36,494)
(6,546)	(811)	(24)

(42,673)	(48,481)	(39,528)

395,917	1,052,473	326,328
2,524	8,158	3,010
—	(23,903)	(298)

398,441	1,036,728	329,040

62,080	30,000	160,578
33,188	39,493	36,494
(2,542)	—	—

92,726	69,493	197,072

1,221,425	124,214	2,500
5,824	811	8
(8,619)	—	—

1,218,630	125,025	2,508

1,709,797	1,231,246	528,620

1,358,478	1,017,923	457,586

4,182,227	4,857,227	3,647,500

$5,540,705	$5,875,150	$4,105,086

$7,088	$4,244	$3,168

SEE NOTES TO FINANCIAL STATEMENTS

Period Ended June 30, 2010
Statements of Changes in Net Assets—Shares of Beneficial Interest

Aggressive Growth

Class A
Shares sold	32,112
Shares issued in reinvestment of distributions	88
Shares redeemed	(417)

Net increase (decrease) in shares outstanding	31,783

Institutional Class
Shares sold	105,924
Shares issued in reinvestment of distributions	800
Shares redeemed	(2,406)

Net increase (decrease) in shares outstanding	104,318

Class C
Shares sold	99,306
Shares issued in reinvestment of distributions	—
Shares redeemed	(213)

Net increase in shares outstanding	99,093

Commencement of Operations for each Fund—January 4, 2010

SEE NOTES TO FINANCIAL STATEMENTS

Period Ended June 30, 2010
(Unaudited)

Growth	Moderate	Conservative

40,369	106,547	32,378
260	829	302
—	(2,422)	(30)

40,629	104,954	32,650

6,307	2,979	16,065
3,425	4,014	3,660
(262)	—	—

9,470	6,993	19,725

124,396	12,593	249
602	85	1
(917)	—	—

124,081	12,678	250

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2010
Financial Highlights (Unaudited)
Selected data for a share outstanding throughout each period.

		Income (loss) from
		investment operations			Distributions to shareholders
	Net asset	Net	Net
	value,	investment	realized and	Total from	From net	From net	Tax
	beginning	income	unrealized	investment	investment	realized	return of
	of period	(loss)[1]	gain (loss)	operations	income	gains	capital

Aggressive Growth
Class A

For the Period Ended June 30, 2010	$10.00	$0.06	$(0.99)	$(0.93)	$0.03	$—	$—
Institutional Class

For the Period Ended June 30, 2010	$10.00	$0.06	$(0.98)	$(0.92)	$0.03	$—	$—
Class C

For the Period Ended June 30, 2010	$10.00	$0.02	$(0.99)	$(0.97)	$—	$—	$—

Growth
Class A

For the Period Ended June 30, 2010	$10.00	$0.11	$(0.68)	$(0.57)	$0.07	$—	$—
Institutional Class

For the Period Ended June 30, 2010	$10.00	$0.10	$(0.66)	$(0.56)	$0.08	$—	$—
Class C

For the Period Ended June 30, 2010	$10.00	$0.07	$(0.68)	$(0.61)	$0.05	$—	$—

Moderate
Class A

For the Period Ended June 30, 2010	$10.00	$0.11	$(0.41)	$(0.30)	$0.08	$—	$—
Institutional Class

For the Period Ended June 30, 2010	$10.00	$0.10	$(0.39)	$(0.29)	$0.08	$—	$—
Class C

For the Period Ended June 30, 2010	$10.00	$0.07	$(0.40)	$(0.33)	$0.07	$—	$—

Conservative
Class A

For the Period Ended June 30, 2010	$10.00	$0.07	$(0.15)	$(0.08)	$0.09	$—	$—
Institutional Class

For the Period Ended June 30, 2010	$10.00	$0.11	$(0.17)	$(0.06)	$0.10	$—	$—
Class C

For the Period Ended June 30, 2010	$10.00	$0.04	$(0.16)	$(0.12)	$0.08	$—	$—

[1]	Based on average shares outstanding during the period.

[2]	Total return represents aggregate total return for the period indicated, and does not reflect the deduction of any applicable sales charges. Total returns have not been annualized.

[3]	Ratios have been annualized.

[4]	Not annualized
Commencement of Operations for each Fund—January 4, 2010

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2010

				Ratios to average net assets[3]
						Gross
	Net asset		Net assets	Net	Net expenses	expenses
	value,		end of	investment	including	excluding
Total	end of	Total	period	income	reimbursements	reimbursements	Portfolio
distributions	period	return[2]	(in $000’s)	(loss)	and waivers	and waivers	Turnover[4]

$0.03	$9.04	-9.35%	$288	1.15%	1.29%	8.36%	22%

$0.03	$9.05	-9.19%	$2,121	1.19%	1.04%	8.11%	22%

$—	$9.03	-9.70%	$896	0.36%	2.04%	9.11%	22%

$0.07	$9.36	-5.70%	$381	2.30%	1.12%	5.29%	17%

$0.08	$9.36	-5.64%	$4,000	2.05%	0.87%	5.04%	17%

$0.05	$9.34	-6.09%	$1,160	1.42%	1.87%	6.04%	17%

$0.08	$9.62	-3.03%	$1,011	2.23%	1.11%	5.15%	20%

$0.08	$9.63	-2.91%	$4,742	2.05%	0.86%	4.90%	20%

$0.07	$9.60	-3.36%	$123	1.39%	1.86%	5.90%	20%

$0.09	$9.83	-0.78%	$322	2.55%	1.12%	6.44%	15%

$0.10	$9.84	-0.65%	$3,780	2.20%	0.87%	6.19%	15%

$0.08	$9.80	-1.21%	$3	1.38%	1.87%	7.19%	15%

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2010
Notes to Financial Statements (Unaudited)
Pax World Funds Series Trust I
NOTE A—Organization and Summary of Significant Accounting Policies
Organization Pax World Funds Series Trust I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of June 30, 2010, the Trust offered eleven investment funds.
These financial statements relate only to the ESG Aggressive Growth Portfolio (the “Aggressive Growth Portfolio”), ESG Growth Portfolio (the “Growth Portfolio”), ESG Moderate Portfolio (the “Moderate Portfolio”), and ESG Conservative Portfolio (the “Conservative Portfolio”) (each a “Fund” and collectively, the “Funds”), each a diversified series of the Trust. The Funds described herein commenced operations on January 4, 2010.
The Funds use multiple managers (“Sleeve Subadvisers”) to seek to achieve their investment objectives, and each Sleeve Subadviser seeks to invest the assets of its sleeve(s) in securities consistent with its investment style (e.g., large cap growth, small cap value, intermediate term bond) and within the parameters established by Morningstar Associates, LLC for the Funds. Each Sleeve Subadviser also invests the assets of its sleeve(s) in accordance with sustainability or environmental, social and governance (“ESG”) criteria. The Sleeve Subadvisers include experienced managers of mutual funds and separately managed accounts that also follow ESG criteria. These funds or separate accounts serve as models upon which Morningstar Associates, LLC has designed the sleeves’ investment parameters. Allocation of assets among Sleeve Subadvisers is based on such factors as prudent diversification principles, general market outlooks (both domestic and global), historical performance, global markets’ current valuations, and other economic factors. The Adviser and Morningstar Associates may periodically adjust asset allocations to favor those Sleeve Subadvisers that the Adviser and Morningstar Associates believe will provide the most favorable outlook for achieving a Fund’s investment objective. As a result, it is not possible to predict the extent to which any Fund’s assets will be invested by (or based upon the recommendations of) a particular Sleeve Subadviser at any time and one or more Sleeve Subadvisers may not be advising any assets for a particular Fund at any given time.

June 30, 2010
The Aggressive Growth Portfolio’s primary investment objective is to seek a high level of long-term capital appreciation. The portfolio expects to invest approximately 95% of its total assets in equity securities (e.g., stocks) and approximately 5% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Aggressive Growth Portfolio can invest up to 100% of its total assets in equity securities and up to 25% of its total assets in fixed income securities. Additionally, the Aggressive Growth Portfolio can invest up to 85% of its total assets in securities of non-U.S. issuers including investments in emerging markets. Over the longer term, relative to the other funds, the Growth Portfolio should offer shareholders the potential for a high level of capital growth with relatively little income.
The Growth Portfolio’s investment objective is to seek long-term capital appreciation. Under normal market conditions, the Growth Portfolio will invest approximately 70% of its total assets in equity securities (e.g., stocks) and approximately 30% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Growth Portfolio can invest up to 100% of its total assets in equity securities and up to 50% of its total assets in fixed income securities. Additionally, the Growth Portfolio can invest up to 70% of its total assets in securities of non-U.S. issuers including investments in emerging markets. Over the longer term, relative to the other funds, the Growth Portfolio should offer shareholders the potential for a low to medium level of income and a medium to high level of capital growth.
The Moderate Portfolio’s primary investment objective is to seek long-term capital appreciation. As a secondary objective and to the extent consistent with its primary investment objective, the Moderate Portfolio seeks current income. Under normal market conditions, the Moderate Portfolio will invest approximately 50% of its total assets in equity securities (e.g., stocks) and approximately 50% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Moderate Portfolio can invest up to 70% of its total assets in equity securities and up to 70% of its total assets in fixed income securities. Additionally, the Moderate Portfolio can invest up to 50% of its total assets in securities of non-U.S. issuers including investments in emerging markets.

June 30, 2010
Notes to Financial Statements (Unaudited), continued
The Conservative Portfolio’s primary investment objective is to seek preservation of capital and current income. As a secondary objective and to the extent consistent with its primary investment objective, the Conservative Portfolio seeks capital appreciation. Under normal market conditions, the Conservative Portfolio will invest approximately 65% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds) and cash and approximately 35% of its total assets in equity securities (e.g., stocks). The Conservative Portfolio can invest up to 100% of its total assets in fixed income securities and up to 50% of its total assets in equity securities. The Conservative Portfolio can invest up to 40% of its total assets in securities of non-U.S. issuers including investments in emerging markets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.
Accounting Estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Valuation of Investments Investments for which market quotations are readily available are valued at fair value. Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

June 30, 2010
Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the net asset value of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.
The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds’ net asset value is determined; and changes in overall market conditions. At June 30, 2010, the Growth Portfolio held one security fair valued at $120,708 representing 2.18% of the Fund’s net asset value; the Moderate Portfolio held two securities fair valued at $218,490, representing 3.72% of the Fund’s net asset value; and the Conservative Portfolio held one security fair valued at $31,292, representing 0.76% of the Fund’s net asset value.

June 30, 2010
Notes to Financial Statements (Unaudited), continued
For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.
The net asset value per share (“NAV”) of each class of a Funds shares is determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange on each day (a “Business Day”) that the New York Stock Exchange is open for trading.
For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.
Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the

June 30, 2010
assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1	—	quoted prices in active markets for identical investments

•	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3	—	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
Equity securities, including restricted securities and options on equity securities, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Foreign equities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When fair valuation methods are applied to foreign securities, they are generally categorized as Level 2. Utilizing fair valuation of foreign securities for significant market movements may result in transfers between Level 1 and Level 2 categorizations for such securities. Debt securities are valued at evaluated prices received from independent pricing services and are generally categorized as Level 2 in the hierarchy. Investments in mutual funds are generally categorized as Level 1. Short-term securities with remaining maturities of sixty days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.
Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on

June 30, 2010
Notes to Financial Statements (Unaudited), continued
which a security is traded but before the time at which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2010:

	Level One	Level Two	Level Three	Totals

Aggressive Growth
Common Stocks — Domestic	$2,438,010	$—	$—	$2,438,010
Common Stocks — Foreign	7,667	147,224	—	154,891
Affiliated Investment Companies	627,995	—	—	627,995

Total	$3,073,672	$147,224	$—	$3,220,896

Growth
Common Stocks — Domestic	$2,895,509	$—	$—	$2,895,509
Common Stocks — Foreign	10,339	213,273	—	223,612
Affiliated Investment Companies	1,196,634	—	—	1,196,634
Corporate Bonds	—	283,692	—	283,692
U.S. Govt Agency Bonds	—	82,304	—	82,304
Municipal Bonds	—	19,848	—	19,848
U.S. Treasury Notes	—	312,355	—	312,355
Mortgage-Backed Securities	—	241,521	120,708	362,229
Cash Equivalents	—	282,000	—	282,000

Total	$4,102,482	$1,434,993	$120,708	$5,658,183

June 30, 2010

	Level One	Level Two	Level Three	Totals

Moderate
Common Stocks — Domestic	$2,166,386	$—	$—	$2,166,386
Common Stocks — Foreign	10,257	173,937	—	184,194
Affiliated Investment Companies	616,123	—	—	616,123
Corporate Bonds	—	956,216	—	956,216
U.S. Govt Agency Bonds	—	225,149	—	225,149
Municipal Bonds	—	80,993	—	80,993
U.S. Treasury Notes	—	689,380	—	689,380
Mortgage-Backed Securities	—	453,830	218,490	672,320
Cash Equivalents	—	310,000	—	310,000

Total	$2,792,766	$2,889,505	$218,490	$5,900,761

Conservative
Common Stocks — Domestic	$1,019,616	$—	$—	$1,019,616
Common Stocks — Foreign	3,928	118,012	—	121,940
Affiliated Investment Companies	350,801	—	—	350,801
Corporate Bonds	—	1,017,429	—	1,017,429
U.S. Govt Agency Bonds	—	257,472	31,292	288,764
U.S. Treasury Notes	—	604,296	—	604,296
Mortgage-Backed Securities	—	507,621	—	507,621
Cash Equivalents	—	100,000	—	100,000

Total	$1,374,345	$2,604,830	$31,292	$4,010,467

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Growth	Moderate	Conservative

Balance as of December 31, 2009	$—	$—	$—
Realized Gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	914	6,737	—
Net purchases (sales)	119,794	211,753	31,292
Transfers in and/or out of Level Three	—	—	—

Balance as of June 30, 2010	$120,708	$218,490	$31,292

The change in unrealized gain/loss on Level 3 securities held at June 30, 2010 totaled a gain of $914 and $6,737 in the Growth and Moderate Portfolios, respectively, for the period then ended.
Investment Transactions Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or

June 30, 2010
Notes to Financial Statements (Unaudited), continued
disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.
Investment Income Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premiums, if any. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. The Funds amortize purchase price premium and accrete discount on bonds, if any, over the remaining life of the bonds using the effective interest method of amortization; for callable bonds, the amortization period is to the most likely call date.
Distributions to Shareholders Distributions to shareholders are recorded by each of the Funds on the ex-dividend dates. The Funds expect to pay dividends of net investment income, if any, semiannually and to make distributions of capital gains, if any, at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Expenses Expenses of the Funds that are directly identifiable to a specific Fund are applied to that Fund. Expenses that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds. Expenses directly attributable to a class of shares, such as 12b-1 distribution fees, are charged to that class. Each Fund has adopted a 12b-1 plan, applicable to certain classes of its shares.
Federal Income Taxes Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If a Fund so qualifies and satisfies certain distribution requirements, such Fund will ordinarily not be subject to federal income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders. Each Fund expects to distribute all or substantially all of its income and gains to shareholders every year. Therefore, no Federal income or excise tax provision is required. The Funds are treated as separate entities for U.S. federal income tax purposes.

June 30, 2010
Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.
NOTE B—Investment Advisory Fee and Transactions with Affiliated and Other Parties
The Trust has entered into an Investment Advisory Contract (the “Agreement”) with Pax World Management LLC (the “Adviser”). Pursuant to the terms of the agreement, the Adviser, subject to the supervision of the Board of Trustees of the Trust, is responsible for managing the assets of the Funds in accordance with the Funds’ investment objective, investment programs and policies.
Pursuant to the Agreement the Adviser has contracted to furnish the Funds continuously with an investment program, determining what investments to purchase, sell and exchange for the Funds and what assets to hold uninvested. The Adviser also has contracted to provide office space and certain management and administrative facilities for the Funds. In return for such services, the Funds pay an advisory fee to the Adviser at the following annual rates (expressed as a percentage of the average daily net assets of such Fund):

Fund	Average Net Asset Value of Fund

Aggressive Growth	0.90%
Growth	0.85%
Moderate	0.80%
Conservative	0.75%
The Adviser has entered into an Asset Allocation Agreement with Morningstar Associates, whereby Morningstar Associates, subject to the supervision of the Board of Trustees of the Trust and the Adviser, is responsible for certain portfolio construction services for the Funds.

June 30, 2010
Notes to Financial Statements (Unaudited), continued
Pursuant to the Asset Allocation Agreement Morningstar Associates has contracted to have supervisory responsibility for: (i) the implementation of the asset allocation strategy of each Fund, (ii) the amount of assets allocated to each Sleeve Subadviser and/or the Adviser, (iii) the evaluation, selection and recommendation to the Adviser and the Board of Trustees of hiring, termination and replacement of Sleeve Subadvisers to manage the assets of each Fund, and (iv) overseeing and monitoring the ongoing performance of Sleeve Subadvisers of each Fund, including their compliance with the investment objectives, policies and restrictions of the relevant Fund. For its services under the Asset Allocation Agreement, Morningstar Associates receives from the Adviser a fee based on a percentage of each applicable Fund’s average daily net assets from the Adviser’s advisory fee (the “Lead Subadvisory fee”) at an annual rate of 0.15%
Pursuant to Subadvisory Contracts, the Sleeve Subadvisers manage the Funds’ portfolios of securities and make decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Funds, the Adviser, and Morningstar Associates. For their services under their respective Subadvisory Contracts, each Sleeve Subadviser receives from the Adviser a fee based on a percentage of the applicable sleeve’s average daily net assets from the Adviser’s advisory fee (the “Subadvisory fees”).
Payment of fees to Morningstar and the Sleeve Subadvisers is the responsibility of the Adviser, and is not an additional expense of the Funds.
During the period, the Adviser voluntarily waived advisory fees related to a portion of the initial seed investment and also related to acquired fund fees for investments in other mutual funds managed by the Adviser. For the period ended June 30, 2010, the Funds incurred the following advisory fees and fee waivers:

	Gross		Net
Fund	Advisory Fees	Fees Waived	Advisory Fee

Aggressive Growth	$13,009	$4,606	$8,403
Growth	21,464	10,339	11,125
Moderate	20,574	8,597	11,977
Conservative	14,508	4,446	10,062
The Adviser has contractually agreed to reimburse Funds to the extent that each Fund’s respective expenses exceed, on an annual basis, the following percentages of average daily net assets:

June 30, 2010

Fund	Class A	Institutional	Class C

Aggressive Growth	1.44%	1.19%	2.44%
Growth	1.34%	1.09%	2.34%
Moderate	1.24%	0.99%	2.24%
Conservative	1.14%	0.89%	2.14%
The Adviser has contractually agreed to reimburse expenses to the extent they exceed the expense caps indicated until at least December 31, 2012.
Such expenses include (i) management and distribution fees; (ii) the fees of affiliated and unaffiliated Trustees; (iii) the fees of the Funds’ custodian and transfer agent; (iv) the fees of the Funds’ legal counsel and independent registered public accounting firm; (v) the reimbursement of organizational expenses; and (vi) expenses related to shareholder communications including all expenses of shareholders’ and Board of Trustees’ meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders.
For the period ended June 30, 2010, the dollar amount of expense reimbursements for each of the Funds were as follows:

	Total Expense Reimbursement by Adviser
Fund	Class A	Institutional	Class C

Aggressive Growth	$6,047	$68,775	$24,161
Growth	3,921	81,810	13,704
Moderate	5,173	94,340	870
Conservative	2,224	100,221	29
Each Fund has adopted a plan (a “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows it to pay distribution fees for the sale and distribution of its Class A and Class C shares and for personal services rendered to the Fund shareholders in connection with the maintenance of shareholder accounts. The Fund’s distributor may pay all or any portion of the distribution fee to securities dealers or other organizations (including, but not limited to, any affiliate of the distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of indicated shares of such Fund, and may retain all or any portion of the distribution fee as compensation for the distributor’s services as principal underwriter of the indicated shares of such Fund. The annual fees may equal up to 0.25% for Class A or up to 0.75% for Class C of the average daily net assets allocable to such classes of shares

June 30, 2010
Notes to Financial Statements (Unaudited), continued
of a Fund.
In addition to the 12b-1 Plan, each Fund has adopted a shareholder services plan (a “Services Plan”) with respect to Class C shares. Under each Services Plan, up to 0.25% of the average daily net assets allocable to Class C shares of the Fund may be used to pay service fees to qualified dealers for providing certain shareholder services (e.g., personal services rendered to such shareholders and/or the maintenance of shareholder accounts).
Several individuals who are officers and/or Trustees of the Trust are also employees of the Adviser.
NOTE C—Investment Information
Purchases and proceeds from sales of investments for the Funds for the period ended June 30, 2010 were as follows:

	Purchases		Sales
Fund	Investments[1]	U.S. Government Bonds	Investments[1]	U.S. Government Bonds

Aggressive Growth	$4,127,651	$—	$637,821	$—
Growth	5,852,104	579,413	793,290	5,460
Moderate	5,581,873	1,246,984	913,387	101,631
Conservative	3,551,151	1,014,075	541,252	27,301
1Excluding short-term investments and U.S. Government bonds.
The term “affiliated company” includes other investment companies that are managed by a fund’s adviser. At June 30, 2010, the Funds held the following investments in affiliated companies:

June 30, 2010

	Value at	Purchases	Sales	Realized	Unrealized	Income
Fund	6/30/10	Cost	Cost	Gain (Loss)	Gain (Loss)	Distributions

Aggressive Growth
Pax World International Fund	$456,777	$536,652	$26,220	$(3,142)	$(53,655)	$4,586
Pax World Global Green Fund	53,380	60,686	—	—	(7,306)	136
Pax World High Yield Bond Fund	117,838	122,591	1,958	(37)	(2,795)	4,189

Total	$627,995	$719,929	$28,178	$(3,179)	$(63,756)	$8,911

Growth
Pax World International Fund	$399,021	$460,704	$—	$—	$(61,683)	$4,001
Pax World Global Green Fund	111,050	126,283	—	—	(15,233)	283
Pax World High Yield Bond Fund	686,563	704,887	—	—	(18,324)	29,587

Total	$1,196,634	$1,291,874	$—	$—	$(95,240)	$33,871

Moderate
Pax World International Fund	$120,794	$394,032	$254,750	$(8,347)	$(18,488)	$1,186
Pax World Global Green Fund	110,621	125,781	—	—	(15,160)	281
Pax World High Yield Bond Fund	384,708	394,956	—	—	(10,248)	16,545

Total	$616,123	$914,769	$254,750	$(8,347)	$(43,896)	$18,012

Conservative
Pax World International Fund	$90,872	$227,343	$122,529	$(2,529)	$(13,942)	$898
Pax World Global Green Fund	44,068	50,112	—	—	(6,044)	112
Pax World High Yield Bond Fund	215,861	222,112	284	(11)	(5,967)	9,112

Total	$350,801	$499,567	$122,813	$(2,540)	$(25,953)	$10,122

Income distributions from affiliates are included as dividend income on the Statement of Operations. Dividends are reinvested, with reinvestment amount included under Purchases Cost column above.
For federal income tax purposes, the identified cost of investments owned at June 30, 2010 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of June 30, 2010 were as follows for the Funds:

	Identified cost of	Gross	Gross	Net unrealized
	investments for Federal	unrealized	unrealized	appreciation
Fund	income tax basis	appreciation	depreciation	(depreciation)

Aggressive Growth	$3,485,380	$42,378	$306,862	$(264,484)
Growth	5,995,762	75,495	413,074	(337,579)
Moderate	6,089,622	105,173	294,034	(188,861)
Conservative	4,074,974	92,552	157,059	(64,507)

June 30, 2010
Notes to Financial Statements (Unaudited), continued
At June 30, 2010, the Aggressive Growth Portfolio, Growth Portfolio, Moderate Portfolio and Conservative Portfolio had unrealized foreign currency gains of $11, $21, $19 and $553, respectively.
Repurchase Agreements The Funds may enter into repurchase agreements with institutions that the Adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. A Fund bears the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.
Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. Without regard to the underlying holdings of affiliated investment companies in which the Funds invest, at June 30, 2010, the Funds did not directly hold any securities exempt from registration under Rule 144A of the Act.
At June 30, 2010, none of the Funds held illiquid securities. The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices. Without regard to the underlying holdings of affiliated investment companies in which the Funds invest, at June 30, 2010, the Funds did not directly hold

June 30, 2010
any securities which were deemed illiquid.
NOTE D—Tax Information
Uncertain Tax Position Management has analyzed the Funds’ tax positions taken for all open tax years which remain subject to examination by the Funds’ major tax jurisdictions (2009). The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. Management has concluded that, as of and during the period ended June 30, 2010, no provision for federal income tax is necessary and, therefore, the Funds did not have a liability for any unrecognized tax expenses.
Note E—Proxy Voting
You may obtain a description of the Funds’ policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, without charge, upon request by contacting the Funds at 800.374.8920, or within the Statement of Additional Information available on ESG Managers’ website at www.esgmanagers.com or on the SEC’s website at www.sec.gov.
The information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by telephoning ESG Managers (toll-free) at 800.374.8920 or visiting ESG Managers’ website at www.esgmanagers.com and will be available without charge by visiting the SEC’s website at www.sec.gov.
Note F—Quarterly Portfolio Holdings Disclosure
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Qs are available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Information contained in each Fund’s Form N-Qs

June 30, 2010
Notes to Financial Statements (Unaudited), continued
may also be obtained by visiting ESG Managers’ website at www.esgmanagers.com or telephoning ESG Managers (toll-free) at 800.374.8920.
Note G—Other
Management has evaluated subsequent events through August 16, 2010 and has determined that no events have occurred that require disclosure.
Please note that the information contained herein does not constitute tax advice. Always consult your tax advisor before making any tax-related investment decisions.
This semi-annual report is intended for shareholders of the ESGTM Managers Portfolios only, and is not authorized for distribution to other persons unless accompanied or preceded by a prospectus. Please consider the Funds’ investment objectives, risks and charges and expenses carefully before investing. The Funds’ prospectus contains this and other information about the Funds and may be obtained by calling 877.374.7678, emailing info@paxworld.com or visiting www.esgmanagers.com.com. The performance data quoted herein represents past performance, which does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. In addition, current performance may be lower or higher than the performance data quoted herein. For more recent month-end performance information, please call 800.767.1729 or visit www.paxworld.com.
Distributor: ALPS Distributors, Inc. member of FINRA (8/10).

ESG MANAGERS™ PORTFOLIOS

30 Penhallow Street, Suite 400
Portsmouth NH 03801

877.374.7698
www.esgmanagers.com

Printed on recycled paper.

ESG-SAR10

Item 2. Code of Ethics.
     This disclosure is not required for the Semi-annual report filing.
Item 3. Audit Committee Financial Expert.
     This disclosure is not required for the Semi-annual report filing.
Item 4. Principal Accountant Fees and Services.
     This disclosure is not required for the Semi-annual report filing.
Item 5. Audit Committee of Listed Registrants.
     This disclosure is not applicable to the Registrant.
Item 6. Schedule of Investments.
A complete series of schedules of investments are included as part of the Report to Shareholders filed under Item 1
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     This disclosure is not applicable to the Registrant, as it is an open-end investment company.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     This disclosure is not applicable to the Registrant, as it is an open-end investment company.
Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     This disclosure is not applicable to the Registrant, as it is an open-end investment company.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.
Item 11. Controls and Procedures.
     (a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions), based on an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of the Disclosure Controls are effective to reasonably ensure that information required to be disclosed by the Registrant in this report on Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     (b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.
(2)	Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.
(b)	Certification of the principal executive officer and principal financial officer of the Registrant required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pax World Funds Series Trust I

By (Signature and Title)	/s/ Joseph F. Keefe

Joseph F. Keefe, President

Date August 18, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf by the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph F. Keefe Joseph F. Keefe, President (Principal Executive Officer)

Date August 18, 2010

By (Signature and Title)	/s/ Alicia K. DuBois

Alicia K. DuBois, Treasurer (Principal Financial Officer)

Date August 18, 2010